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Schedules of Investments
(unaudited)
Putnam Core Bond Fund 2
Putnam Short Duration Bond Fund 32
Notes to Schedules of Investments 55

Putnam Funds Trust
Schedule of Investments (unaudited), July 31, 2026
Putnam Core Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.0%
Capital Markets 2.0%
a
Franklin Ultra Short Bond ETF .......................... United States 1,304,342 $ 32,673,767
Total Management Investment Companies (Cost $32,478,029) ..................
32,673,767
Principal
Amount
*
Corporate Bonds 28.8%
Aerospace & Defense 1.4%
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 2,650,000 2,649,217
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 745,000 752,327
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 1,633,000 1,527,919
Senior Bond, 3.6%, 5/01/34 .......................... United States 1,674,000 1,483,123
Senior Bond, 3.25%, 2/01/35 ......................... United States 389,000 331,582
Senior Bond, 3.5%, 3/01/39 .......................... United States 795,000 636,761
Senior Bond, 6.875%, 3/15/39 ........................ United States 870,000 954,466
Senior Bond, 3.9%, 5/01/49 .......................... United States 1,622,000 1,159,219
Senior Bond, 6.858%, 5/01/54 ........................ United States 333,000 356,959
Senior Bond, 3.95%, 8/01/59 ......................... United States 730,000 490,984
Senior Bond, 5.93%, 5/01/60 ......................... United States 410,000 383,059
Senior Note, 5.15%, 5/01/30 ......................... United States 3,365,000 3,382,489
b
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 1,150,000 1,109,001
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 650,000 619,530
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 435,000 413,894
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 575,000 556,099
Howmet Aerospace, Inc. ,
Senior Bond, 5.95%, 2/01/37 ......................... United States 915,000 949,772
Senior Note, 3%, 1/15/29 ........................... United States 4,584,000 4,404,406
22,160,807
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 60,000 62,247
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 1,530,000 1,582,121
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 959,000 967,395
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 158,000 159,185
Senior Note, 144A, 5%, 6/18/31 ...................... United States 395,000 390,657
3,161,605
Banks 3.3%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 178,010
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 1,200,000 1,280,337
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 1,880,000 1,727,498
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 90,000 90,387
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 1,549,000 1,550,206
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 1,020,000 1,039,944
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 1,551,000 1,559,034
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,945,000 1,913,166
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,729,000 1,589,843
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,665,000 1,718,348
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 1,160,000 1,129,247

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,250,000 $ 1,257,329
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 1,140,000 1,136,610
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 950,000 967,303
Citibank NA , Senior Note , 4.846% to 6/17/31, FRN thereafter ,
6/18/32 ......................................... United States 2,390,000 2,362,163
Citigroup, Inc. ,
c
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 1,230,000 1,236,401
c
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 567,000 577,050
c
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 2,231,000 2,254,033
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,120,000 3,049,231
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 923,000 947,551
Sub. Bond, 4.75%, 5/18/46 .......................... United States 90,000 74,465
b
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 1,790,000 1,605,830
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 960,000 973,983
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 245,840
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 930,000 956,615
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 360,000 359,027
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 505,000 505,746
JPMorgan Chase & Co. ,
Senior Bond, 4.946% to 10/21/34, FRN thereafter, 10/22/35 . United States 2,790,000 2,702,729
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 650,000 651,146
Senior Note, 4.323% to 4/25/27, FRN thereafter, 4/26/28 .... United States 445,000 444,139
Senior Note, 4.603% to 10/21/29, FRN thereafter, 10/22/30 .. United States 2,790,000 2,762,414
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,655,000 1,661,451
Senior Note, 5.041% to 7/22/31, FRN thereafter, 7/23/32 .... United States 695,000 692,117
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 2,695,000 2,499,051
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,471,000 1,498,508
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 500,000 495,496
Sub. Bond, 5.803% to 7/22/36, FRN thereafter, 7/23/41 ..... United States 720,000 712,993
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 340,000 336,157
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,530,000 2,425,781
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 465,000 479,420
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 420,000 414,726
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 576,000 582,010
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 324,000 279,780
Wells Fargo & Co. ,
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 1,380,000 1,401,201
Senior Note, 4.844% to 5/19/31, FRN thereafter, 5/20/32 .... United States 1,635,000 1,613,155
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 330,000 351,726

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 108,000 $ 94,372
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 131,000 94,363
54,477,932
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 765,000 755,824
Biotechnology 0.6%
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 295,000 282,386
Senior Note, 4.4%, 3/15/33 .......................... United States 855,000 824,213
Amgen, Inc. ,
Senior Bond, 5.25%, 3/02/33 ......................... United States 900,000 902,241
Senior Bond, 5.65%, 3/02/53 ......................... United States 659,000 612,989
Senior Bond, 5.75%, 3/02/63 ......................... United States 450,000 415,701
Senior Note, 5.25%, 3/02/30 ......................... United States 1,886,000 1,909,011
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 2,084,000 1,891,990
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 3,365,000 2,959,298
9,797,829
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 1,037,000 992,915
Senior Bond, 6%, 7/09/46 ........................... United States 1,605,000 1,561,199
Senior Bond, 5.8%, 3/13/56 .......................... United States 145,000 133,424
Senior Bond, 6.05%, 3/13/76 ......................... United States 929,000 859,682
Senior Note, 4.55%, 3/13/33 ......................... United States 700,000 676,496
Senior Note, 5.1%, 7/09/33 .......................... United States 1,290,000 1,278,383
5,502,099
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 580,000 566,556
Capital Markets 2.0%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 605,000 611,041
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,525,000 1,508,911
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 584,000 580,065
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 665,000 658,250
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 580,000 552,628
Senior Bond, 5.425% to 6/02/36, FRN thereafter, 6/03/37 ... United States 635,000 620,582
Senior Bond, 5.655% to 7/20/36, FRN thereafter, 7/21/37 ... United States 510,000 507,869
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,501,000 1,477,333
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 510,000 499,371
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 103,000 85,951
Senior Note, 4.35%, 6/15/29 ......................... United States 146,000 144,577
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,410,000 1,437,987
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,730,000 1,728,898
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,022,000 984,234

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 300,000 $ 311,305
Senior Note, 5.2%, 3/15/30 .......................... United States 1,461,000 1,459,681
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 1,155,000 1,121,816
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 895,000 859,013
Senior Bond, 5.605% to 7/16/36, FRN thereafter, 7/17/37 ... United States 675,000 671,193
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 920,000 890,551
Senior Note, 2.475% to 1/20/27, FRN thereafter, 1/21/28 .... United States 3,000,000 2,971,871
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,085,000 2,094,640
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,530,000 1,535,342
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 820,000 824,385
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 865,000 839,846
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 1,315,000 1,285,449
Sub. Bond, 4.35%, 9/08/26 .......................... United States 1,270,000 1,270,145
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 214,000 217,081
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 459,000 462,584
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,980,000 1,858,554
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 58,000 58,657
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 815,000 823,678
30,953,488
Commercial Services & Supplies 0.3%
Republic Services, Inc. ,
Senior Note, 5%, 11/15/29 ........................... United States 520,000 524,586
Senior Note, 4.75%, 7/15/31 ......................... United States 439,000 436,169
Waste Connections, Inc. ,
Senior Bond, 5%, 3/01/34 ........................... United States 1,948,000 1,919,023
Senior Bond, 4.8%, 7/15/36 .......................... United States 1,070,000 1,022,852
3,902,630
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 290,000 259,449
Senior Bond, 5.4%, 4/15/34 .......................... United States 1,550,000 1,537,567
Senior Note, 4.85%, 8/15/30 ......................... United States 333,000 330,577
2,127,593
Construction & Engineering 0.0%
†
MasTec , Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 765,000 782,169
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 2,195,000 1,986,684
Senior Note, 5.1%, 1/19/29 .......................... Ireland 1,435,000 1,441,377
Senior Note, 4.125%, 2/28/29 ........................ Ireland 395,000 387,934
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 693,798
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 1,276,000 1,408,560
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 1,000,000 1,003,467
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 1,437,000 1,460,779
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,855,000 1,823,249

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 1,095,000 $ 1,067,466
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 465,000 505,803
Senior Note, 4.722% to 1/29/31, FRN thereafter, 1/30/32 .... United States 1,115,000 1,090,580
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 211,000 181,470
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 720,000 723,746
Senior Note, 4.125%, 8/17/27 ........................ United States 290,000 287,805
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 630,000 620,215
Senior Note, 4.2%, 10/27/28 ......................... United States 450,000 444,581
Senior Note, 5.8%, 1/07/29 .......................... United States 465,000 474,560
Senior Note, 4.9%, 10/06/29 ......................... United States 380,000 379,714
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 2,345,000 2,407,905
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 49,000 48,564
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 38,000 39,464
18,477,721
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 296,000 256,234
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 2,322,000 2,205,777
2,462,011
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 775,000 762,290
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 103,000 113,382
875,672
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 140,000 129,318
Diversified REITs 0.4%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 1,095,000 1,056,953
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 140,000 139,768
Senior Note, 5.125%, 11/15/31 ....................... United States 815,000 799,793
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 1,607,000 1,598,728
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 1,485,000 1,473,617
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 640,000 620,740
5,689,599
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 2,361,000 1,945,461
Senior Bond, 5.125%, 4/30/36 ........................ United States 745,000 710,294
Senior Bond, 6.2%, 10/30/56 ......................... United States 267,000 247,361
b
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 730,000 700,902
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 315,000 321,697

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 2,225,000 $ 2,158,186
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 1,170,000 1,139,207
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 265,000 276,646
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 1,050,000 976,359
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 . United States 1,325,000 1,303,567
Senior Bond, 5.25%, 4/02/35 ......................... United States 1,045,000 1,019,231
10,798,911
Electric Utilities 2.9%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 1,675,000 1,645,963
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 560,000 550,550
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 1,694,000 1,499,478
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 1,350,000 1,338,478
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 865,000 826,650
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 157,000 161,196
Senior Bond, 5.8%, 6/15/54 .......................... United States 113,000 104,336
Senior Note, 4.85%, 1/05/29 ......................... United States 400,000 401,225
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 725,000 697,836
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 900,000 903,529
b
ENEL Finance International NV ,
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 600,000 666,371
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 1,105,000 1,077,238
Senior Note, 144A, 4.875%, 7/13/31 ................... Italy 1,400,000 1,378,607
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 985,000 947,342
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 290,000 291,501
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 874,000 883,579
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 1,427,000 1,430,678
Senior Note, 5.15%, 3/15/29 ......................... United States 1,090,000 1,099,593
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 215,000 212,169
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 252,000 249,538
Senior Bond, 5.25%, 3/15/34 ......................... United States 653,000 651,809
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 445,000 416,243
AA, Senior Bond, 6% to 9/30/31, FRN thereafter, 10/01/56 ... United States 780,000 767,221
Senior Note, 5.3%, 3/15/32 .......................... United States 1,390,000 1,398,315
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 700,000 687,094
b
NRG Energy, Inc. ,
Senior Secured Bond, 144A, 5.407%, 10/15/35 ........... United States 2,662,000 2,550,697
Senior Secured Note, 144A, 2.7%, 12/02/27 ............. United States 3,400,000 3,297,463
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 383,000 324,927
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 1,227,000 1,257,879

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Bond, 5.2%, 5/01/36 .......................... United States 415,000 $ 395,141
e
Senior Bond, 5.85%, 11/01/36 ........................ United States 650,000 649,211
Senior Bond, 4.95%, 7/01/50 ......................... United States 162,000 130,780
Senior Bond, 6.75%, 1/15/53 ......................... United States 1,915,000 1,939,523
Senior Note, 6.1%, 1/15/29 .......................... United States 450,000 461,888
Senior Note, 5.05%, 11/15/31 ........................ United States 970,000 960,070
Progress Energy, Inc. , Senior Bond , 7.75% , 3/01/31 .........
United States 1,000,000 1,108,144
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 594,000 605,312
Senior Note, 5.5%, 3/15/29 .......................... United States 70,000 71,249
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 1,460,000 1,431,070
Senior Bond, 4.95%, 3/15/36 ......................... United States 1,680,000 1,598,846
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 1,310,000 1,253,078
b
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 604,000 643,107
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 517,000 523,022
Senior Bond, 144A, 5.7%, 12/30/34 .................... United States 1,895,000 1,870,878
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 575,000 548,412
Senior Note, 144A, 4.6%, 10/15/30 .................... United States 545,000 530,681
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 1,015,000 991,258
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 813,000 784,064
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,700,000 1,700,945
45,914,184
Electrical Equipment 0.7%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 1,000,000 958,914
Regal Rexnord Corp. ,
Senior Note, 6.05%, 4/15/28 ......................... United States 2,580,000 2,629,303
Senior Note, 6.4%, 4/15/33 .......................... United States 1,605,000 1,674,515
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 4,050,000 4,005,623
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 1,512,000 1,424,514
Senior Bond, 5.8%, 3/15/56 .......................... United States 350,000 322,275
11,015,144
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 1,425,000 1,367,310
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond, 5.25%, 8/15/36 ......................... United States 1,095,000 1,080,057
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 1,230,000 1,252,158
2,332,215
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 615,000 599,053
b
SMBC Aviation Capital Finance DAC ,
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 575,000 579,406
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 1,600,000 1,596,026

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 846,000 $ 864,013
3,638,498
Food Products 0.7%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 340,000 331,940
b
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 330,000 313,523
Senior Note, 3%, 2/02/29 ........................... United States 1,583,000 1,514,015
Senior Note, 5.75%, 4/01/33 ......................... United States 106,000 107,574
Senior Note, 6.75%, 3/15/34 ......................... United States 125,000 134,155
Senior Note, 5.95%, 4/20/35 ......................... United States 315,000 318,565
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 159,000 131,467
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 1,627,000 1,795,611
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 420,000 449,357
Senior Bond, 4.625%, 10/01/39 ....................... United States 420,000 363,518
Senior Bond, 5%, 6/04/42 ........................... United States 1,760,000 1,523,062
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 1,795,000 1,715,902
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 1,415,000 1,336,285
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 854,000 845,452
Senior Note, 144A, 5%, 3/01/32 ...................... United States 180,000 179,475
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 1,045,000 1,030,958
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 609,000 548,455
12,639,314
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 342,000 342,578
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 305,000 304,083
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 1,890,000 1,924,662
Senior Bond, 144A, 5.8%, 4/15/34 ..................... United Kingdom 375,000 376,882
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 680,000 634,604
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 150,000 149,812
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 700,000 701,901
4,091,944
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 240,000 240,203
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 5,595,000 5,415,223
b
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 1,040,000 1,023,784
b
VSP Optical Group, Inc. ,
Senior Bond, 144A, 5.65%, 6/01/36 .................... United States 155,000 153,859
Senior Note, 144A, 5.4% , 6/01/33 ..................... United States 280,000 277,208
7,110,277

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 1.1%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 1,465,000 $ 1,509,256
Senior Bond, 1.875%, 2/28/31 ........................ United States 555,000 483,419
Senior Bond, 4.78%, 3/25/38 ......................... United States 1,726,000 1,576,558
Senior Note, 5.4%, 6/01/29 .......................... United States 3,000,000 3,048,207
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 150,000 150,025
Senior Bond, 5.6%, 4/01/34 .......................... United States 527,000 530,078
Senior Bond, 6%, 4/01/54 ........................... United States 692,000 649,663
Senior Note, 3.625%, 3/15/32 ........................ United States 77,000 70,876
Senior Note, 4.6%, 11/15/32 ......................... United States 690,000 663,693
b
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 1,510,000 1,505,982
Humana, Inc. ,
Junior Sub. Bond, 6.625% to 9/14/31, FRN thereafter, 9/15/56 United States 2,310,000 2,274,059
Senior Note, 5.75%, 3/01/28 ......................... United States 285,000 289,108
Senior Note, 5.375%, 4/15/31 ........................ United States 2,500,000 2,511,302
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 300,000 302,235
Senior Secured Note, 5.849%, 5/08/29 ................. United States 582,000 593,954
UnitedHealth Group, Inc. ,
Senior Bond, 4.625%, 7/15/35 ........................ United States 270,000 256,493
Senior Bond, 5.875%, 2/15/53 ........................ United States 574,000 552,895
16,967,803
Hotels, Restaurants & Leisure 1.2%
b
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 6/15/29 .............................. Canada 2,405,000 2,431,444
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 345,000 336,293
Senior Note, 4.65%, 3/16/31 ......................... United States 685,000 675,503
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 4%, 8/01/28 ...................... United States 3,374,000 3,306,560
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,725,000 1,712,487
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,815,000 1,819,243
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,650,000 1,636,856
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 1,200,000 1,182,686
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 664,000 667,048
Senior Note, 5.25%, 6/30/29 ......................... United States 495,000 499,274
Senior Note, 5.375%, 12/15/31 ....................... United States 335,000 336,732
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 .........
United States 1,000,000 964,438
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 930,000 887,707
16,456,271
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 535,000 519,559
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 987,000 981,864
Senior Bond, 3.8%, 11/01/29 ......................... United States 1,355,000 1,308,363
2,809,786

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.6%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,060,000 $ 1,104,390
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 158,000 164,883
Senior Bond, 6.5%, 10/01/53 ......................... United States 558,000 572,665
Senior Bond, 5.75%, 3/15/54 ......................... United States 450,000 421,869
Senior Note, 5.6%, 3/01/28 .......................... United States 1,005,000 1,018,867
Senior Note, 4.4%, 1/15/31 .......................... United States 620,000 603,905
Senior Note, 4.8%, 1/15/32 .......................... United States 2,860,000 2,805,066
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 760,000 722,986
A, Senior Note, 4.25%, 10/01/30 ...................... United States 2,100,000 2,046,884
9,461,515
Insurance 0.5%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 695,349
b
Athene Global Funding ,
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 935,000 921,549
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 1,285,000 1,251,695
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 810,000 808,109
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 505,000 503,702
Senior Bond, 6.25%, 4/01/54 ......................... United States 306,000 273,557
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 1,310,000 1,298,476
Senior Note, 5.25%, 6/23/32 ......................... United States 471,000 465,560
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 368,000 359,208
b
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 642,000 607,203
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 797,000 794,236
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 950,000 969,239
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 220,000 220,225
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 360,000 336,516
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 595,000 603,839
10,108,463
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................... United States 512,000 491,105
Senior Bond, 6.3%, 5/15/56 .......................... United States 735,000 675,168
1,166,273
IT Services 0.1%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 587,000 569,533
b
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 1,105,000 1,146,078
1,715,611
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 1,232,000 1,069,127

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products (continued)
Brunswick Corp., (continued)
Senior Note, 5.85%, 3/18/29 ......................... United States 375,000 $ 382,307
1,451,434
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 431,000 431,145
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 780,000 754,411
1,185,556
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 630,000 588,622
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 59,000 41,302
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 98,000 87,291
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 3,560,000 3,894,730
4,611,945
Metals & Mining 0.3%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 1,225,000 1,199,290
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 396,000 358,513
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 936,000 942,163
Senior Bond, 144A, 5.508%, 4/01/36 ................... Australia 1,250,000 1,232,520
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 422,000 441,122
4,173,608
Multi-Utilities 0.5%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 565,000 568,103
Dominion Energy, Inc. ,
Junior Sub. Bond, 6.2% to 2/14/36, FRN thereafter, 2/15/56 .. United States 820,000 807,640
Senior Bond, 5.35%, 6/15/36 ......................... United States 1,770,000 1,722,519
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 160,000 164,311
Senior Note, 5.2%, 4/01/30 .......................... United States 2,500,000 2,516,725
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 755,000 764,339
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 170,000 155,663
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 301,000 303,813
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 810,000 787,450
7,790,563
Oil, Gas & Consumable Fuels 1.8%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 1,520,000 1,361,561
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 621,000 679,747
Senior Note, 5%, 12/15/29 .......................... Canada 1,144,000 1,150,813
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....
United States 2,767,000 2,504,241
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 245,000 237,083
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 229,000 236,655
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 1,485,000 1,488,070

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 989,000 $ 1,005,389
Senior Bond, 5.65%, 10/15/54 ........................ United States 376,000 344,039
Energy Transfer LP ,
Junior Sub. Bond, 6.7% to 1/14/37, FRN thereafter, 1/15/57 .. United States 1,350,000 1,330,689
c
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,471,000 1,476,955
Senior Note, 4.55%, 1/15/31 ......................... United States 2,500,000 2,448,255
b
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 1,715,000 1,655,719
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 1,683,000 1,889,990
Senior Note, 5%, 2/01/29 ........................... United States 205,000 206,201
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 486,000 531,982
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 1,115,000 1,091,894
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,475,000 1,470,892
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 745,000 721,580
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 840,000 839,437
Senior Bond, 4.875%, 2/01/31 ........................ United States 221,000 218,625
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 795,000 770,053
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 1,160,000 1,182,299
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 1,155,000 1,280,747
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 835,000 848,776
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 706,000 702,124
Senior Note, 4.9%, 8/01/30 .......................... United States 740,000 730,828
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 992,000 993,623
29,398,267
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 2,135,000 2,098,319
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,500,000 2,464,309
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,315,000 1,306,260
Kenvue , Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 1,475,000 1,467,563
Senior Note, 4.9%, 3/22/33 .......................... United States 1,034,000 1,022,085
3,795,908
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 2,180,000 1,892,594
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 595,000 571,561
Senior Bond, 5.2%, 5/22/36 .......................... United States 1,030,000 1,022,914
Senior Note, 4.45%, 12/04/32 ........................ United States 370,000 360,136

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 1,015,000 $ 986,683
Senior Bond, 5.7%, 3/18/56 .......................... United States 545,000 527,060
Senior Note, 4.1%, 11/05/30 ......................... United States 2,655,000 2,585,906
Senior Note, 4.6%, 3/18/33 .......................... United States 820,000 800,567
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,230,000 1,201,043
Senior Bond, 5.3%, 5/19/53 .......................... United States 1,474,000 1,322,981
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 974,000 968,730
Senior Bond, 5.2%, 9/25/35 .......................... United States 845,000 823,061
Senior Note, 2.2%, 9/02/30 .......................... United States 967,000 868,629
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 1,550,000 1,143,359
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 2,646,000 2,380,636
17,455,860
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,650,000 1,651,719
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 288,000 276,940
Senior Bond, 4.95%, 1/15/36 ......................... United States 690,000 647,999
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 380,000 383,530
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 2,424,000 2,504,716
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 1,310,000 1,335,216
Intel Corp. ,
Senior Bond, 4.15%, 8/05/32 ......................... United States 2,075,000 1,953,403
Senior Bond, 5.3%, 5/15/36 .......................... United States 751,000 725,484
Senior Bond, 6.125%, 5/15/56 ........................ United States 462,000 433,876
Marvell Technology, Inc. ,
Senior Bond, 5.3%, 4/15/36 .......................... United States 1,395,000 1,345,424
Senior Note, 5.75%, 2/15/29 ......................... United States 400,000 408,223
Senior Note, 4.75%, 7/15/30 ......................... United States 265,000 261,670
Senior Note, 5.95%, 9/15/33 ......................... United States 368,000 376,424
NVIDIA Corp. ,
Senior Bond, 5.55%, 6/15/46 ......................... United States 1,324,000 1,222,701
Senior Bond, 5.625%, 6/15/56 ........................ United States 587,000 531,533
Senior Note, 4.75%, 6/15/33 ......................... United States 1,305,000 1,265,739
Senior Note, 4.95%, 6/15/36 ......................... United States 1,305,000 1,249,189
14,922,067
Software 0.6%
Oracle Corp. ,
Senior Bond, 4.3%, 7/08/34 .......................... United States 923,000 791,471
Senior Bond, 3.9%, 5/15/35 .......................... United States 824,000 673,884
Senior Bond, 5.7%, 2/04/36 .......................... United States 781,000 723,571
Senior Bond, 3.65%, 3/25/41 ......................... United States 258,000 175,147
Senior Bond, 6.55%, 2/04/46 ......................... United States 540,000 478,270
Senior Bond, 6.7%, 2/04/56 .......................... United States 525,000 463,410
Senior Note, 4.45%, 9/26/30 ......................... United States 745,000 703,422
Senior Note, 4.95%, 2/04/31 ......................... United States 1,715,000 1,638,588
Senior Note, 4.8%, 9/26/32 .......................... United States 1,000,000 920,727

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Note, 5.35%, 5/04/33 ......................... United States 575,000 $ 540,637
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 2,940,000 2,853,986
Senior Bond, 5.7%, 4/01/55 .......................... United States 90,000 82,618
10,045,731
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 .......................... United States 481,000 449,727
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,670,000 1,505,022
Senior Note, 4.7%, 12/15/32 ......................... United States 465,000 450,948
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 505,000 499,997
Senior Bond, 2.5%, 7/15/31 .......................... United States 1,745,000 1,535,721
Senior Note, 4.9%, 9/01/29 .......................... United States 3,825,000 3,815,366
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 144,000 143,751
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 760,000 718,544
9,119,076
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 325,000 294,195
Senior Bond, 4.1%, 1/15/52 .......................... United States 1,960,000 1,355,163
Senior Note, 4%, 10/01/29 .......................... United States 1,000,000 971,714
2,621,072
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. ,
Senior Bond, 5.25%, 2/15/37 ......................... United States 1,280,000 1,229,307
Senior Note, 4.75%, 7/15/31 ......................... United States 340,000 334,396
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 435,000 430,385
Senior Note, 4.85%, 10/15/31 ........................ United States 1,506,000 1,484,238
3,478,326
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 319,000 286,569
Senior Bond, 5.5%, 3/11/35 .......................... United States 824,000 815,764
Senior Note, 5.1%, 3/11/30 .......................... United States 691,000 692,022
1,794,355
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 850,000 760,044
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 3,120,000 3,008,934
b
Imperial Brands Finance plc ,
Senior Bond, 144A, 5.875%, 7/01/34 ................... United Kingdom 1,600,000 1,624,895
Senior Bond, 144A, 5.5%, 7/07/36 ..................... United Kingdom 1,600,000 1,556,504
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 2,013,000 2,028,885

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note, 4.75%, 11/01/31 ........................ United States 2,460,000 $ 2,442,551
11,421,813
Trading Companies & Distributors 0.5%
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 3,265,000 3,354,781
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,920,000 1,934,613
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 770,000 766,163
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 805,000 816,311
6,871,868
Water Utilities 0.2%
Essential Utilities, Inc. ,
Senior Bond, 2.4%, 5/01/31 .......................... United States 2,000,000 1,775,877
Senior Bond, 5.125%, 3/15/36 ........................ United States 1,035,000 997,891
2,773,768
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 740,000 741,041
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 790,000 797,670
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 785,000 790,127
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 497,000 486,163
Senior Bond, 4.95%, 11/15/35 ........................ United States 1,940,000 1,839,347
Senior Bond, 5%, 2/15/36 ........................... United States 1,390,000 1,317,988
Senior Note, 3.375%, 4/15/29 ........................ United States 460,000 442,574
Senior Note, 5.125%, 5/15/32 ........................ United States 2,410,000 2,395,937
Senior Note, 6.7%, 12/15/33 ......................... United States 1,050,000 1,126,805
9,937,652
Total Corporate Bonds (Cost $474,279,893) ...................................
468,822,166
Foreign Government and Agency Securities 0.2%
b,c
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 2,600,000 3,011,955
Total Foreign Government and Agency Securities (Cost $3,031,850) .............
3,011,955
U.S. Government and Agency Securities 35.8%
U.S. Treasury Bonds ,
4.375%, 11/15/39 ................................. United States 27,070,000 25,545,198
4.25%, 11/15/40 .................................. United States 1,570,000 1,443,480
3.375%, 8/15/42 .................................. United States 5,220,000 4,189,866
5%, 5/15/45 ..................................... United States 3,870,000 3,750,347
4.625%, 2/15/46 .................................. United States 77,530,000 71,442,684
5%, 5/15/46 ..................................... United States 1,170,000 1,131,884
1.875%, 11/15/51 ................................. United States 23,870,000 12,414,265
f
2.875%, 5/15/52 .................................. United States 80,230,000 52,727,720
3%, 8/15/52 ..................................... United States 11,530,000 7,766,536
4.75%, 8/15/55 ................................... United States 8,540,000 7,887,157
4.625%, 11/15/55 ................................. United States 9,500,000 8,598,242
5%, 5/15/56 ..................................... United States 10,340,000 9,946,595

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes ,
1.875%, 2/28/29 .................................. United States 1,520,000 $ 1,430,492
3.5%, 3/15/29 .................................... United States 114,360,000 112,063,866
4.125%, 6/15/29 .................................. United States 4,250,000 4,227,090
3.25%, 6/30/29 ................................... United States 56,230,000 54,581,538
4.125%, 7/15/29 .................................. United States 15,330,000 15,244,368
3.125%, 8/31/29 .................................. United States 5,080,000 4,904,383
3.625%, 12/31/30 ................................. United States 30,740,000 29,779,375
3.5%, 2/28/31 .................................... United States 55,750,000 53,672,442
3.875%, 4/30/31 .................................. United States 10,000 9,769
4.125%, 6/30/31 .................................. United States 16,150,000 15,938,031
4.125%, 2/29/32 .................................. United States 5,290,000 5,201,558
4.25%, 6/30/33 ................................... United States 6,410,000 6,292,817
4%, 2/15/34 ..................................... United States 2,750,000 2,645,640
4.25%, 11/15/34 .................................. United States 1,100,000 1,070,395
4.625%, 2/15/35 .................................. United States 66,830,000 66,683,809
4%, 11/15/35 ..................................... United States 2,060,000 1,953,137
Total U.S. Government and Agency Securities (Cost $604,967,945) ..............
582,542,684
Asset-Backed Securities 8.1%
Automobiles 0.0%
†
Volkswagen Auto Loan Enhanced Trust , 2025-1 , A2A , 4.51% ,
1/20/28 . ......................................... United States 265,900 266,065
Capital Markets 0.2%
b,g
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.203% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 3,200,000 3,200,000
Consumer Finance 1.0%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 2,013,000 1,994,519
GM Financial Consumer Automobile Receivables Trust , 2023-3 ,
A3 , 5.45% , 6/16/28 . ................................ United States 497,283 499,099
Harley-Davidson Motorcycle Trust , 2023-B , A3 , 5.69% , 8/15/28 .
United States 258,272 259,346
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 427,567 428,823
g
2025-C, A2B, FRN, 3.975%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 3,397,376 3,397,873
g
2026-A, A2B, FRN, 3.965%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 4,540,000 4,541,731
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 63,813 63,913
2023-C, A3, 5.16%, 4/17/28 .......................... United States 154,271 154,721
g
2025-D, A2B, FRN, 3.945%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 1,283,639 1,284,146
2026-A, A3, 3.86%, 9/16/30 .......................... United States 1,011,000 1,000,591
World Omni Auto Receivables Trust ,
2024-A, A3, 4.86%, 3/15/29 .......................... United States 250,209 251,024
2026-A, A3, 3.86%, 5/15/31 .......................... United States 1,579,000 1,558,033
2026-B, A3, 4.37%, 6/16/31 .......................... United States 1,366,000 1,361,557
16,795,376
a a a a a a
Financial Services 6.9%
b,g
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.174% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 450,000 450,927
b,g
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.416% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 485,659 488,972

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 4.909% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 5,150,000 $ 5,154,114
b,g
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 5.003% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 6,075,000 6,082,424
b,g
Bain Capital Credit CLO Ltd. ,
2020-3A, A1R3, 144A, FRN, 4.742%, (3-month SOFR +
0.99%), 10/23/34 .................................. United States 7,650,000 7,646,941
2022-2A, A1R, 144A, FRN, 4.883%, (3-month SOFR + 1.15%),
4/22/35 ......................................... United States 500,000 500,449
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 1,075,000 1,082,551
b,g
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.915% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 1,729,799 1,731,310
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 180,627 181,583
b,g
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 5.08% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 2,750,000 2,751,434
b,g
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.129% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 700,000 701,758
b,g
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.983% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 250,000 250,208
BMW Vehicle Owner Trust , 2023-A , A3 , 5.47% , 2/25/28 . ......
United States 68,181 68,381
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 403,598 405,491
b
BRAVO Residential Funding Trust ,
2024-CES1, A1A, 144A, 6.377%, 4/25/54 ................ United States 1,422,767 1,429,609
g
2025-HE1, A1, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 9/25/72 ................................... United States 1,179,954 1,183,253
CarMax Auto Owner Trust ,
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 901,000 898,708
2026-1, A3, 4.04%, 3/17/31 .......................... United States 721,000 715,421
2026-2, A3, 4.22%, 6/16/31 .......................... United States 850,000 843,423
2026-3, A3, 4.6%, 9/15/31 ........................... United States 2,354,000 2,353,800
b,g
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 1,540,000 1,541,289
b,e,g
Cedar Funding IX CLO Ltd. , 2018-9AR , ARR , 144A, FRN , Zero
Cpn ., ( 3-month SOFR + 1.23% ), 7/20/37 . ................ United States 3,000,000 3,000,765
b
Chase Auto Owner Trust ,
2022-AA, A4, 144A, 3.99%, 3/27/28 .................... United States 63,884 63,871
2025-1A, A3, 144A, 4.29%, 6/25/30 .................... United States 1,352,000 1,350,731
2026-1A, A3, 144A, 4.53%, 6/25/31 .................... United States 674,000 673,131
b,g
CIFC Funding Ltd. , 2021-4A , AR , 144A, FRN , 5.112% , ( 3-month
SOFR + 1.36% ), 7/23/37 . ............................ United States 500,000 500,300
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 1,193,379 1,196,263
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 2,072,000 2,044,363
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 3,370,000 3,281,004
b,g
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.161% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 500,000 500,833
b,g
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.094% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 2,510,000 2,514,265
b,g
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.813% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 500,000 500,236
b,g
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.179% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 3,025,000 3,036,149
b,g
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 750,000 751,276

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.849% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 1,000,000 $ 1,000,459
b,g
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.109% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 850,000 851,743
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 701,506 698,442
h
2025-HE3, A, 144A, FRN, 5.56%, 5/25/55 ............... United States 268,401 267,845
h
2025-HE4, A, 144A, FRN, 5.408%, 7/25/55 .............. United States 268,822 266,662
g
Ford Credit Auto Owner Trust , 2025-B , A2B , FRN , 3.925% , ( 30-
day SOFR Average + 0.3% ), 6/15/28 . ................... United States 361,997 361,983
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 1,868,000 1,884,664
b,g
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.323% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 3,152,000 3,158,399
Honda Auto Receivables Owner Trust ,
2023-3, A3, 5.41%, 2/18/28 .......................... United States 366,651 368,017
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 3,063,099 3,062,199
2026-1, A2A, 3.71%, 9/21/28 ......................... United States 2,555,000 2,547,928
b
J.P. Morgan Mortgage Trust ,
g
2023-HE1, A1, 144A, FRN, 5.371%, (30-day SOFR Average +
1.75%), 11/25/53 .................................. United States 93,366 93,463
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 356,577 357,323
g
2024-HE3, A1, 144A, FRN, 4.821%, ( 30-day SOFR Average +
1.2%), 2/25/55 .................................... United States 421,926 422,982
g
2026-HE1, A1, 144A, FRN, 4.871%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 338,242 339,691
b,g
KKR CLO 43 Ltd. , 2022-43A , A1R2 , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.1% ), 4/15/38 . ..................... Jersey 300,000 299,399
b,g
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.073% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 2,275,000 2,278,410
b,g
LCM 39 Ltd. , 39A , A2R2 , 144A, FRN , 5.053% , ( 3-month SOFR +
1.3% ), 10/15/34 . .................................. Jersey 1,000,000 1,000,412
b
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 676,848 677,396
b
Lohrasp Enterprise II LLC , 2026-1A , A21 , 144A, 5.512% , 7/17/56 . United States 530,000 529,530
b,g
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.153% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,180,000 1,181,953
b,g
Neuberger Berman Loan Advisers CLO 48 Ltd. , 2022-48A , A2R ,
144A, FRN , 5.26% , ( 3-month SOFR + 1.45% ), 4/25/36 . ..... United States 400,000 400,324
b,g
Neuberger Berman Loan Advisers CLO 51 Ltd. ,
2022-51A, AR2, 144A, FRN, 4.752%, (3-month SOFR + 1%),
10/23/36 ........................................ Jersey 1,200,000 1,201,156
2022-51A, BR2, 144A, FRN, 5.152%, (3-month SOFR + 1.4%),
10/23/36 ........................................ Jersey 2,850,000 2,855,757
b,g
Oaktree CLO Ltd. ,
2019-4A, AR3, 144A, FRN, 4.959%, (3-month SOFR + 1.23%),
7/20/37 ......................................... United States 1,600,000 1,600,758
2021-1A, A1R, 144A, FRN, 5.103%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 938,000 939,924
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 561,000 562,594
b,g
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.189% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 2,043,000 2,047,985
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 559,126 552,991
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 1,144,000 1,124,088
b,g
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.082% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 524,574 524,318

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Regatta X Funding Ltd. , 2017-3A , AR2 , 144A, FRN , 5.036% ,
( 3-month SOFR + 1.23% ), 7/17/37 . .................... United States 2,300,000 $ 2,300,575
b,g
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.135% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 1,000,000 1,000,549
b,g
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 5.04% ,
( 3-month SOFR + 1.23% ), 4/25/37 . .................... United States 600,000 600,507
b,g
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.84% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 500,000 500,407
b,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.653% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 505,630 505,627
b,g
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.779% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 7,847,167 7,852,020
b
Towd Point Mortgage Trust ,
2024-CES4, A1, 144A, 5.122%, 9/25/64 ................. United States 239,909 239,128
g
2025-HE1, A1A , 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 613,027 614,672
b,g
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,696,907 2,700,146
b,g
Trinitas CLO XVII Ltd. , 2021-17A , B1R , 144A, FRN , 5.379% ,
( 3-month SOFR + 1.65% ), 10/20/34 . ................... United States 3,000,000 3,007,203
b,g
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 99,551 99,615
b,g
Venture XXVII CLO Ltd. , 2017-27A , BR , 144A, FRN , 5.591% ,
( 3-month SOFR + 1.862% ), 7/20/30 . ................... United States 23,990 24,052
b,g
Wind River CLO Ltd. , 2021-1A , A2R , 144A, FRN , 5.429% ,
( 3-month SOFR + 1.7% ), 7/20/37 . ..................... United States 350,000 351,726
b,g
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.213% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 750,000 751,805
b,g
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 1,560,000 1,562,044
111,444,104
a a a a a a
Total Asset-Backed Securities (Cost $131,963,204) ............................
131,705,545
Commercial Mortgage-Backed Securities 5.7%
Financial Services 5.7%
b,h
1301 Trust , 2025-1301 , A , 144A, FRN , 5.059% , 8/11/42 ....... United States 1,878,000 1,863,964
b,g
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.871% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 87,146 87,348
h
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.286% , 9/15/48 .............................. United States 1,185,048 1,182,234
BANK Trust ,
h,i
2017-BNK9, XA, IO, FRN, 0.704%, 11/15/54 ............. United States 29,528,229 203,104
h,i
2018-BN10, XA, IO, FRN, 0.682%, 2/15/61 .............. United States 36,960,674 280,997
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 820,313 796,161
BANK5 Trust ,
h,i
2024-5YR10, XA, IO, FRN, 1.186%, 10/15/57 ............. United States 17,474,470 558,079
h,i
2024-5YR12, XA, IO, FRN, 0.496%, 12/15/57 ............. United States 113,207,088 1,679,523
2026-5YR20, AS, 5.336%, 2/15/59 ..................... United States 899,000 894,317
h
2026-5YR22, AS, FRN, 6.019%, 6/15/59 ................ United States 2,390,000 2,444,585
h,i
2026-5YR22, XA, IO, FRN, 0.524%, 6/15/59 ............. United States 60,034,406 1,470,930
Barclays Commercial Mortgage Trust ,
2019-C3, A2, 3.438%, 5/15/52 ........................ United States 565,635 554,547
2019-C5, C, 3.71%, 11/15/52 ......................... United States 3,672,000 3,375,348
BBCMS Mortgage Trust ,
h
2023-C21, A3, FRN, 6.296%, 9/15/56 ................... United States 1,014,000 1,040,450

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
BBCMS Mortgage Trust, (continued)
h,i
2024-5C29, XA, IO, FRN, 1.596%, 9/15/57 ............... United States 28,001,869 $ 1,183,404
h,i
2024-5C31, XA, IO, FRN, 1.061%, 12/15/57 .............. United States 15,162,753 465,521
h
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................. United States 1,752,000 1,748,538
h,i
2026-5C41, XA, IO, FRN, 1.159%, 5/15/69 ............... United States 29,418,983 1,422,408
2026-5C42, AS, 5.902%, 6/15/59 ...................... United States 1,282,000 1,307,765
Benchmark Mortgage Trust ,
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 3,053,609 2,945,280
2019-B14, A2, 2.915%, 12/15/62 ...................... United States 984,204 960,215
2019-B15, A2, 2.914%, 12/15/72 ...................... United States 2,041,948 2,019,414
2020-B17, A2, 2.211%, 3/15/53 ....................... United States 1,412,582 1,336,757
2020-B19, AS, 2.148%, 9/15/53 ....................... United States 1,811,000 1,513,275
2026-V20, AM, 5.436%, 2/15/59 ....................... United States 1,760,000 1,759,076
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 1,602,000 1,602,141
h,i
2026-V21, XA, IO, FRN, 1.43%, 3/15/59 ................. United States 13,696,131 788,002
h,i
BMO Mortgage Trust , 2024-5C8 , XA , IO, FRN , 1.02% , 12/15/57 United States 18,563,359 564,664
b,g
BX Commercial Mortgage Trust , 2026-CSMO , A , 144A, FRN ,
5.076% , ( 1-month SOFR + 1.4% ), 2/15/43 ............... United States 2,236,000 2,245,264
b
BX Trust ,
h
2025-ARIA, A, 144A, FRN, 5.031%, 12/13/42 ............. United States 2,046,000 2,034,178
h
2025-ARIA, B, 144A, FRN, 5.177%, 12/13/42 ............. United States 1,574,000 1,557,566
g
2025-VOLT, A, 144A, FRN, 5.376%, ( 1-month SOFR + 1.7%),
12/15/44 ........................................ United States 851,000 850,317
g
2026-CLS, A, 144A, FRN, 5.076%, (1-month SOFR + 1.4%),
5/15/43 ......................................... United States 1,718,000 1,723,686
h,i
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO,
FRN , 0.671% , 1/15/53 .............................. United States 8,085,267 151,020
CD Mortgage Trust , 2016-CD1 , A4 , 2.724% , 8/10/49 .........
United States 470,226 468,784
h
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,136,000 1,116,309
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 1,960,000 1,951,578
h
2016-P6, A5, FRN, 3.72%, 12/10/49 .................... United States 423,000 420,500
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 993,911 939,972
COMM Mortgage Trust ,
h
2014-CR14, B, FRN, 3.189%, 2/10/47 .................. United States 303,854 301,473
h
2014-CR17, C, FRN, 4.78%, 5/10/47 ................... United States 841,000 820,389
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 819,412 807,040
h
2015-LC19, C, FRN, 4.421%, 2/10/48 .................. United States 264,201 257,773
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 45,525 45,397
2017-CX10, A3, 3.398%, 11/15/50 ..................... United States 98,149 98,114
h
2019-C17, C, FRN, 3.934%, 9/15/52 ................... United States 213,000 171,399
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 1,192,986 1,130,654
h
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 651,000 643,473
b,h
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.56% , 11/10/42 ................................... United States 1,679,000 1,640,571
b,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.356% ,
8/10/44 ......................................... United States 1,042,792 1,019,900
GS Mortgage Securities Trust ,
h
2016-GS2, B, FRN, 3.759%, 5/10/49 ................... United States 544,000 521,892
h,i
2019-GC38, XA, IO, FRN, 1.005%, 2/10/52 .............. United States 34,041,994 712,908
2019-GC42, A2, 2.933%, 9/10/52 ...................... United States 1,731,434 1,651,536
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,h
2007-CB20, E, 144A, FRN, 10.084%, 2/12/51 ............ United States 5,621 7,930

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust,
(continued)
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 1,400,000 $ 1,360,034
h
JPMBB Commercial Mortgage Securities Trust ,
2014-C23, B, FRN, 4.522%, 9/15/47 ................... United States 1,101,089 1,090,948
i
2014-C24, XA, IO, FRN, 0.695%, 11/15/47 ............... United States 4,462,577 45
JPMDB Commercial Mortgage Securities Trust ,
h
2018-C8, C, FRN, 4.754%, 6/15/51 .................... United States 358,000 325,757
2019-COR6, A2, 2.946%, 11/13/52 ..................... United States 2,435,627 2,373,905
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,464,732 1,457,864
b,h
MAD Commercial Mortgage Trust ,
2025-11MD, A, 144A, FRN, 4.754%, 10/15/42 ............ United States 1,790,000 1,761,733
2025-11MD, C, 144A, FRN, 5.631%, 10/15/42 ............ United States 1,611,000 1,606,002
2025-11MD, D, 144A, FRN, 6.359%, 10/15/42 ............ United States 750,000 756,410
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.667%, 8/15/45 ............... United States 92,204 91,804
2013-C10, B, FRN, 3.949%, 7/15/46 ................... United States 1,208,447 1,149,739
b
2013-C10, F, 144A, FRN, 3.949%, 7/15/46 ............... United States 1,661,000 294,546
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 506,000 463,310
2015-C22, C, FRN, 3.962%, 4/15/48 ................... United States 910,000 767,349
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 983,000 973,178
Morgan Stanley Capital I Trust ,
2016-BNK2, A4, 3.049%, 11/15/49 ..................... United States 875,000 863,033
h,i
2016-UB12, XA, IO, FRN, 0.654%, 12/15/49 ............. United States 16,516,823 165
h
2018-L1, C, FRN, 4.78%, 10/15/51 ..................... United States 1,150,056 1,048,313
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 1,554,000 1,432,118
b,g
SDR Commercial Mortgage Trust , 2024-DSNY , A , 144A, FRN ,
5.068% , ( 1-month SOFR + 1.392% ), 5/15/39 ............. United States 1,485,000 1,487,674
b,g
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.876% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 1,900,000 1,902,152
UBS Commercial Mortgage Trust ,
2017-C1, AS, 3.724%, 6/15/50 ........................ United States 472,000 464,210
h
2017-C3, B, FRN, 4.092%, 8/15/50 .................... United States 1,313,000 1,270,041
h,i
2017-C7, XA, IO, FRN, 0.962%, 12/15/50 ................ United States 11,691,368 118,048
2018-C10, A4, 4.313%, 5/15/51 ....................... United States 366,000 361,838
2018-C14, A4, 4.448%, 12/15/51 ...................... United States 681,000 672,557
h,i
2018-C8, XA, IO, FRN, 0.806%, 2/15/51 ................. United States 25,117,433 237,975
h
2019-C16, B, FRN, 4.32%, 4/15/52 .................... United States 727,000 669,104
2019-C18, A2, 2.994%, 12/15/52 ...................... United States 3,273,729 3,237,553
h,i
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 13,760 6
Wells Fargo Commercial Mortgage Trust ,
2017-C39, B, 4.025%, 9/15/50 ........................ United States 1,077,000 1,021,541
2017-RC1, AS, 3.844%, 1/15/60 ....................... United States 762,000 756,580
h,i
2018-C43, XA, IO, FRN, 0.565%, 3/15/51 ................ United States 26,459,909 222,091
2019-C50, AS, 4.021%, 5/15/52 ....................... United States 427,000 409,764
2019-C52, A5, 2.892%, 8/15/52 ....................... United States 261,000 245,296
h,i
2024-5C2, XA, IO, FRN, 0.542%, 11/15/57 ............... United States 40,408,846 627,255
h,i
2025-5C3, XA, IO, FRN, 0.813%, 1/15/58 ................ United States 15,326,079 392,820
h,i
2026-5C10, XA, IO, FRN, 0.985%, 6/15/59 ............... United States 21,569,962 924,916

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
WFRBS Commercial Mortgage Trust , 2011-C4 , D , 144A, FRN ,
4.984% , 6/15/44 ................................... United States 223,408 $ 220,279
92,395,623
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $93,871,369) ..............
92,395,623
Mortgage-Backed Securities 26.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.3%
FHLMC Pool, 15 Year, 2%, 9/01/35 ...................... United States 498,907 452,917
FHLMC Pool, 30 Year, 2%, 3/01/51 - 1/01/52 ............... United States 3,492,834 2,746,297
FHLMC Pool, 30 Year, 2.5%, 10/01/50 - 4/01/52 ............ United States 5,706,014 4,767,085
FHLMC Pool, 30 Year, 3%, 8/01/50 - 3/01/52 ............... United States 2,134,428 1,859,504
FHLMC Pool, 30 Year, 3.5%, 7/01/52 ..................... United States 8,114,731 7,208,329
FHLMC Pool, 30 Year, 4%, 4/01/52 ...................... United States 701,565 644,159
FHLMC Pool, 30 Year, 4.5%, 2/01/53 ..................... United States 252,376 239,379
FHLMC Pool, 30 Year, 5.5%, 7/01/49 - 11/01/53 ............ United States 3,274,286 3,280,634
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 868,000 888,789
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 27,085 27,944
22,115,037
Federal National Mortgage Association (FNMA) Fixed Rate 20.1%
FNMA, 15 Year, 2%, 3/01/37 ........................... United States 2,045,802 1,853,121
FNMA, 30 Year, 2%, 9/01/50 - 3/01/52 .................... United States 8,348,807 6,608,251
FNMA, 30 Year, 2.5%, 3/01/51 - 3/01/52 .................. United States 2,040,637 1,705,773
FNMA, 30 Year, 3%, 9/01/50 - 4/01/51 .................... United States 1,561,351 1,350,552
FNMA, 30 Year, 3.5%, 7/01/50 - 4/01/52 .................. United States 4,296,703 3,848,153
FNMA, 30 Year, 4%, 5/01/52 - 5/01/53 .................... United States 2,338,853 2,154,540
FNMA, 30 Year, 4.5%, 1/01/53 - 5/01/53 .................. United States 2,295,695 2,181,186
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 57,228 56,231
FNMA, 30 Year, 5.5%, 4/01/50 - 9/01/53 .................. United States 1,512,572 1,521,079
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 6,146,894 6,148,127
FNMA, 30 Year, 6%, 4/01/53 - 10/01/53 ................... United States 2,278,265 2,340,538
FNMA, 30 Year, 6.5%, 4/01/53 - 7/01/54 .................. United States 1,102,675 1,141,785
j
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/41 ..... United States 5,500,000 4,855,152
j
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/41 ...... United States 7,500,000 6,778,865
j
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...... United States 57,100,000 44,493,391
j
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/41 ..... United States 2,500,000 2,311,911
j
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 50,000,000 40,772,888
j
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/56 ...... United States 19,500,000 16,627,553
j
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..... United States 16,000,000 14,195,625
j
Uniform Mortgage-Backed Securities, 4%, TBA, 8/25/56 ...... United States 24,500,000 22,369,266
j
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/41 ..... United States 500,000 488,466
j
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..... United States 12,500,000 11,739,529
j
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/41 ...... United States 3,500,000 3,483,303
j
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 28,960,000 27,952,201
j
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 13,840,000 13,698,299
j
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 36,000,000 36,402,047
j
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/56 ..... United States 49,000,000 50,588,473
327,666,305
Government National Mortgage Association (GNMA) Fixed Rate 4.8%
GNMA II, 30 Year, 3%, 6/20/50 - 4/20/52 .................. United States 823,033 717,082
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 741,347 748,454
j
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............... United States 12,500,000 10,011,719
j
GNMA II, Single-family, 30 Year, 2.5%, 8/15/56 ............. United States 19,500,000 16,279,239
GNMA II, Single-family, 30 Year, 3%, 7/20/50 - 1/20/54 ....... United States 4,584,428 3,995,298

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 66,538 $ 57,642
j
GNMA II, Single-family, 30 Year, 3.5%, 8/15/56 ............. United States 6,960,000 6,093,650
GNMA II, Single-family, 30 Year, 4%, 6/20/49 - 1/20/51 ....... United States 3,589,124 3,313,547
j
GNMA II, Single-family, 30 Year, 4%, 8/15/56 ............... United States 1,000,000 904,827
GNMA II, Single-family, 30 Year, 4.5%, 11/20/54 - 12/20/54 .... United States 5,438,164 5,110,679
j
GNMA II, Single-family, 30 Year, 4.5%, 8/15/56 ............. United States 1,000,000 937,459
GNMA II, Single-family, 30 Year, 5%, 5/20/49 - 8/20/53 ....... United States 759,066 741,465
j
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 8,500,000 8,225,505
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 - 7/20/53 ...... United States 1,219,775 1,231,338
j
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 13,420,000 13,333,319
GNMA II, Single-family, 30 Year, 6%, 2/20/53 - 7/20/54 ....... United States 3,699,606 3,828,930
GNMA II, Single-family, 30 Year, 6.5%, 9/20/53 - 11/20/53 ..... United States 2,023,977 2,117,511
77,647,664
Total Mortgage-Backed Securities (Cost $435,077,017) .........................
427,429,006
Residential Mortgage-Backed Securities 6.2%
Financial Services 6.2%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 637,360 635,837
2023-NQM3, A1, 144A, 6.733%, 7/25/68 ................ United States 919,861 917,637
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 2,738,403 2,746,740
2024-NQM3, A1, 144A, 6.451%, 7/25/69 ................ United States 2,628,709 2,643,166
h
Alternative Loan Trust , 2006-OA7 , 1A1 , FRN , 3% , 6/25/46 ..... United States 285,190 261,680
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 537,257 536,460
b,h
Arroyo Mortgage Trust , 2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 United States 64,878 63,437
b
BRAVO Residential Funding Trust ,
2023-NQM5, A1, 144A, 6.505%, 6/25/63 ................ United States 462,077 462,407
2023-NQM6, A1, 144A, 6.602%, 9/25/63 ................ United States 499,557 498,352
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,091,747 1,094,877
2024-NQM3, A1, 144A, 6.191%, 3/25/64 ................ United States 1,443,105 1,450,574
2024-NQM5, A1, 144A, 5.803%, 6/25/64 ................ United States 552,717 554,821
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 425,000 426,152
b,g
Chase Home Lending Mortgage Trust ,
2024-10, A11, 144A, FRN, 4.866%, (30-day SOFR Average +
1.25%), 10/25/55 .................................. United States 2,424,980 2,432,893
2025-10, A11, 144A, FRN, 4.916%, ( 30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 480,122 481,372
2025-3, A11, 144A, FRN, 4.916%, (30-day SOFR Average +
1.3%), 2/25/56 .................................... United States 649,879 650,017
2025-7, A11, 144A, FRN, 5.016%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 402,784 404,925
2026-1, A11, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 11/25/56 ................................... United States 4,065,854 4,032,337
b,h
CIM Trust , 2023-R4 , A1 , 144A, FRN , 5% , 5/25/62 ........... United States 343,695 340,357
b,g
Citigroup Mortgage Loan Trust , 2025-4 , A28 , 144A, FRN , 4.916% ,
( 30-day SOFR Average + 1.3% ), 10/25/55 ............... United States 615,640 617,634
b
Cross Mortgage Trust ,
2024-H1, A1, 144A, 6.085%, 12/25/68 .................. United States 2,278,587 2,281,853
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 2,205,425 2,220,882
2024-H5, A1, 144A, 5.854%, 8/26/69 ................... United States 588,597 590,418
b,g
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.816% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 1,088,752 1,091,724
g
FHLMC STACR Debt Notes , 2017-DNA3 , M2B , FRN , 6.231% ,
( 30-day SOFR Average + 2.614% ), 3/25/30 .............. United States 256,197 259,577

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.266%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 47,813 $ 47,877
2021-DNA6, M2, 144A, FRN, 5.116%, (30-day SOFR Average +
1.5%), 10/25/41 ................................... United States 497,777 498,427
2021-DNA7, M2, 144A, FRN, 5.416%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 4,204,244 4,216,494
2021-HQA3, M2, 144A, FRN, 5.716%, (30-day SOFR Average
+ 2.1%), 9/25/41 .................................. United States 6,893,000 6,904,224
2022-DNA2, M1A, 144A, FRN, 4.916%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 9,857 9,858
2022-DNA3, M1B, 144A, FRN, 6.516%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 16,000 16,215
2022-DNA5, M1A, 144A, FRN, 6.566%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 126,628 127,945
2022-DNA6, M1A, 144A, FRN, 5.766%, ( 30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 70,060 70,150
2022-DNA6, M1B, 144A, FRN, 7.316%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 42,000 43,146
2023-DNA1, M1A, 144A, FRN, 5.717%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 234,817 237,309
2023-HQA2, M1A, 144A, FRN, 5.616%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 32,086 32,119
2023-HQA3, A1, 144A, FRN, 5.466%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 174,880 175,777
2023-HQA3, M1, 144A, FRN, 5.466%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 19,348 19,442
2024-DNA1, A1, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 179,219 180,019
2024-DNA2, A1, 144A, FRN, 4.866%, ( 30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 159,623 160,351
2024-DNA2, M2, 144A, FRN, 5.316%, (30-day SOFR Average
+ 1.7%), 5/25/44 .................................. United States 38,000 38,207
2025-DNA1, A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 302,600 302,914
2025-DNA2, A1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 240,760 241,474
2025-DNA3, M1, 144A, FRN, 4.716%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 1,009,146 1,009,512
2025-DNA4, M1, 144A, FRN, 4.716%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 836,274 838,563
b,g
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 5.781% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 2,671 2,696
g
FNMA Connecticut Avenue Securities Trust ,
2016-C07, 2M2, FRN, 8.081%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 204,665 206,675
2017-C07, 2M2, FRN, 6.231%, (30-day SOFR Average +
2.614%), 5/25/30 .................................. United States 10,207 10,355
2018-C02, 2M2, FRN, 5.931%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 26,842 27,190
b
2021-R01, 1M2, 144A, FRN, 5.166%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 27,288 27,308
b
2021-R03, 1M2, 144A, FRN, 5.266%, ( 30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 551,276 552,412
b
2022-R03, 1M2, 144A, FRN, 7.116%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 390,000 396,338
b
2022-R04, 1M2, 144A, FRN, 6.716%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 390,000 394,972

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R09, 2M1, 144A, FRN, 6.116%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 26,484 $ 26,685
b
2023-R03, 2M1, 144A, FRN, 6.116%, (30-day SOFR Average +
2.5%), 4/25/43 .................................... United States 844,800 849,855
b
2023-R06, 1M1, 144A, FRN, 5.316%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 119,328 119,605
b
2023-R07, 2M1, 144A, FRN, 5.566%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 14,020 14,039
b
2024-R02, 1M1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 1,732 1,731
b
2024-R03, 2M1, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 13,115 13,116
b
2024-R06, 1A1, 144A, FRN, 4.766%, ( 30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 114,143 114,433
b
2025-R01, 1A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 275,259 275,438
b
2025-R01, 1M1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 112,161 112,193
b
2025-R02, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 385,607 385,964
b
2025-R02, 1M1, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 322,371 322,431
b
2025-R03, 2A1, 144A, FRN, 5.066%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 604,028 606,850
b
2025-R04, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 372,795 373,274
b
2025-R04, 1M1, 144A, FRN, 4.816%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 641,259 641,890
b
2025-R06, 1A1, 144A, FRN, 4.516%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 1,324,352 1,324,900
b
2026-R01, 2A1, 144A, FRN, 4.466%, ( 30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 2,715,861 2,715,532
b
2026-R01, 2M1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 2,449,472 2,450,104
b
2026-R02, 1M1, 144A, FRN, 4.666%, ( 30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 1,499,791 1,499,871
b
2026-R03, 2A1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 2,343,246 2,349,401
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 225,607 220,100
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 1,952,167 1,958,985
b
J.P. Morgan Mortgage Trust ,
g
2024-10, A11, 144A, FRN, 4.866%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 1,258,991 1,259,278
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 311,922 312,352
g
2025-1, A11, 144A, FRN, 4.866%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 803,520 803,340
h
2026-NQX2, A1, 144A, FRN, 5.628%, 10/25/66 ........... United States 3,244,107 3,235,199
b,h
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 670,000 672,199
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 791,771 791,422
b,g
Morgan Stanley Residential Mortgage Loan Trust ,
2024-3, AF, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 1,526,487 1,529,860
2026-INV1, A9, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 2/25/61 ................................... United States 4,717,801 4,685,673
b
OBX Trust ,
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 250,065 249,912

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
OBX Trust, (continued)
g
2025-J2, AF, 144A, FRN, 4.916%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 569,850 $ 571,499
g
2025-NQM14, A1F, 144A, FRN, 4.816%, (30-day SOFR
Average + 1.2%), 7/25/65 ............................ United States 771,974 773,723
b,h
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 110,624 108,604
b
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 764,750 762,875
b
PRPM Trust ,
2024-NQM2, A1, 144A, 6.327%, 6/25/69 ................ United States 265,058 267,204
h
2026-NQM3, A1, 144A, FRN, 5.845%, 7/25/71 ............ United States 2,748,000 2,755,980
b,g
Radian Mortgage Capital Trust ,
2025-J3, A25, 144A, FRN, 5.116%, (30-day SOFR Average +
1.5%), 12/25/55 ................................... United States 831,100 835,365
2025-J4, A25, 144A, FRN, 5.166%, (30-day SOFR Average +
1.55%), 3/25/56 ................................... United States 841,339 845,985
g
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.269% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 526,283 469,428
b,h
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 299,300 295,688
b,g
Sequoia Mortgage Trust , 2026-2 , A26F , 144A, FRN , 4.766% , ( 30-
day SOFR Average + 1.15% ), 3/25/56 .................. United States 2,804,208 2,779,842
b,g
Station Place Securitization Trust ,
2025-3, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 4,030,000 4,050,260
2025-7, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 4,495,000 4,518,998
2026-2, A, 144A, FRN, 4.526%, (1-month SOFR + 0.85%),
8/23/27 ......................................... United States 5,717,000 5,729,646
b,g
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.616% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 459,191 458,852
b
Verus Securitization Trust ,
2023-6, A1, 144A, 6.665%, 9/25/68 .................... United States 418,857 418,561
2024-2, A1, 144A, 6.095%, 2/25/69 .................... United States 142,287 142,596
2024-5, A1, 144A, 6.192%, 6/25/69 .................... United States 356,224 358,224
g
2026-2, A1F, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 2/25/71 ................................... United States 996,945 996,263
101,539,323
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $101,523,176) ..............
101,539,323
Agency Commercial Mortgage-Backed Securities 2.7%
Financial Services 2.7%
g
FHLMC ,
413, F23, FRN, 4.666%, ( 30-day SOFR Average + 1.05%),
5/25/54 ......................................... United States 1,862,973 1,874,834
5387, DF, FRN, 4.816%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 1,845,810 1,866,161
5391, FC, FRN, 4.716%, (30-day SOFR Average + 1.1%),
3/25/54 ......................................... United States 823,511 832,402
5393, FA, FRN, 4.816%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 1,968,809 1,990,507
5396, FG, FRN, 4.616%, (30-day SOFR Average + 1%),
4/25/54 ......................................... United States 1,093,683 1,098,994
5440, FH, FRN, 4.716%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 2,459,821 2,479,288

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FHLMC, (continued)
5446, DF, FRN, 4.766%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 1,961,329 $ 1,979,775
5466, FG, FRN, 4.566%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 8,478,754 8,509,644
5471, FD, FRN, 4.466%, (30-day SOFR Average + 0.85%),
11/25/54 ........................................ United States 964,691 967,913
h,i
FHLMC, Multi-family Structured Pass-Through Certificates , K743 ,
X1 , IO, FRN , 0.899% , 5/25/28 ........................ United States 9,992,364 136,769
g
FNMA ,
2024-77, DF, FRN, 4.816%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 1,481,083 1,497,666
2024-82, FE, FRN, 4.566%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 1,783,177 1,789,657
2024-89, FA, FRN, 4.816%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 3,321,472 3,358,001
2024-93, FD, FRN, 4.666%, (30-day SOFR Average + 1.05%),
12/25/54 ........................................ United States 2,293,797 2,308,441
2024-98, FA, FRN, 4.766%, ( 30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 1,712,794 1,729,068
2025-25, FB, FRN, 4.566%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 1,492,209 1,497,776
2025-41, FA, FRN, 4.766%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 2,211,978 2,233,176
GNMA ,
h,i
2020-190, IO, FRN, 1.051%, 11/16/62 .................. United States 5,196,530 395,028
h,i
2021-17, IO, FRN, 1.053%, 1/16/61 .................... United States 5,544,310 431,009
g
2024-78, QF, FRN, 4.721%, ( 30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 4,890,653 4,927,426
g
2025-169, FC, FRN, 4.621%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 1,306,046 1,313,008
h,i
2025-206, IO, FRN, 0.803%, 4/16/64 ................... United States 21,723,438 1,321,867
44,538,410
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $44,208,244) .......
44,538,410
Municipal Bonds 0.9%
California 0.4%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 1,625,000 1,495,980
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 735,000 616,937
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 450,000 376,688
County of Fresno , Revenue , 2004 A , NATL Insured , 5.07%,
8/15/32 ......................................... United States 965,000 715,624
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 1,410,000 1,308,614
State of California , GO , 4.35% , 11/01/32 ..................
United States 2,015,000 1,964,820
6,478,663
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 1,450,000 1,486,949
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 345,000 334,558

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 0.1%
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 1,350,000 $ 1,340,308
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 300,000 321,674
New York 0.1%
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 1,085,000 1,046,702
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 890,000 733,690
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 1,045,000 1,005,254
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 1,635,000 1,581,102
2,586,356
Total Municipal Bonds (Cost $14,898,692) ....................................
14,328,900
Total Long Term Investments (Cost $1,936,299,419) ...........................
1,898,987,379
a
Short Term Investments 4.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 4.2%
b,k
Agree LP , 144A, 4.12% , 8/06/26 ........................ United States 6,795,000 6,790,333
b,k
AutoNation, Inc. , 144A, 4.1% , 8/03/26 .................... United States 15,440,000 15,434,730
b,k
Cabot Corp. , 144A, 3.88% , 8/03/26 ...................... United States 3,090,000 3,089,000
b,k
Enbridge US, Inc. , 144A, 3.88% , 8/03/26 .................. United States 4,200,000 4,198,641
b,k
Honeywell Aerospace, Inc. , 144A, 3.89% , 8/04/26 ........... United States 3,360,000 3,358,548
b,k
Intercontinental Exchange, Inc. ,
144A, 4.04%, 8/18/26 ................................ United States 2,555,000 2,549,855
144A, 4.05%, 8/19/26 ................................ United States 3,850,000 3,841,792
6,391,647
b,k
Kenvue , Inc. , 144A, 3.68% , 8/28/26 ...................... United States 2,590,000 2,582,598
b,k
Mid-America Apartments LP ,
144A, 3.93%, 8/11/26 ................................ United States 1,870,000 1,867,758
144A, 3.93%, 8/12/26 ................................ United States 2,325,000 2,321,956
4,189,714
b,k
O'Reilly Automotive, Inc. , 144A, 3.95% , 8/19/26 ............. United States 2,315,000 2,310,185
k
Penske Corp. , 4.07% , 8/20/26 .......................... United States 2,150,000 2,145,146
k
Ryder System, Inc. , 3.91% , 8/07/26 ...................... United States 1,760,000 1,758,662
b,k
Simon Property Group LP , 144A, 3.94% , 8/13/26 ............ United States 1,535,000 1,532,817
b,k
Targa Resources Corp. , 144A, 3.85% , 8/03/26 ............. United States 7,660,000 7,657,541
b,k
UDR, Inc. , 144A, 3.9% , 8/05/26 ......................... United States 5,680,000 5,676,927
b,k
WEC Energy Group, Inc. , 144A, 3.93% , 8/10/26 ............ United States 1,455,000 1,453,414
Total Commercial Papers (Cost $68,577,809) .................................
68,569,903
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 58 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
k
FNMA, 3.59%, 8/03/26 ............................... United States 11,750,000 $ 11,746,490
Total U.S. Government and Agency Securities (Cost $11,747,709) ...............
11,746,490
Shares
Management Investment Companies 0.0%
†
a,l
Putnam Short Term Investment Fund, Class P, 3.819% ....... United States 95,758 95,758
Total Management Investment Companies (Cost $95,758) ......................
95,758
Total Short Term Investments (Cost $80,421,276 ) ..............................
80,412,151
a
Total Investments (Cost $2,016,720,695) 121.5% ..............................
$1,979,399,530
TBA Sale Commitments (2.9)% ..............................................
(47,412,355)
Other Assets, less Liabilities (18.6)% ........................................
(303,629,904)
Net Assets 100.0% .........................................................
$1,628,357,271
a a a
Principal
Amount
*
m
TBA Sale Commitments (2.9)%
Mortgage-Backed Securities (2.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.4)%
Uniform Mortgage-Backed Securities, TBA, 6.5%, 8/25/56 ..... United States (38,000,000) (39,246,875)
Government National Mortgage Association (GNMA) Fixed Rate (0.5)%
GNMA II, Single-family, 30 Year ,
6%, 8/15/56 ...................................... United States (6,000,000) (6,098,793)
6.5%, 8/15/56 .................................... United States (2,000,000) (2,066,687)
(8,165,480)
Total TBA Sale Commitments (Proceeds $(47,433,125)) ........................
$(47,412,355)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $426,004,933, representing 26.2% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security has been segregated as collateral for certain TBA securities. At July 31, 2026, the aggregate value of these securities pledged amounted to
$6,178,797, representing 0.4% of net assets.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

j
Security purchased on a to-be-announced (TBA) basis.
k
The rate shown represents the yield at period end.
l
The rate shown is the annualized seven-day effective yield at period end.
m
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited), July 31, 2026
Putnam Short Duration Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.4%
Capital Markets 2.4%
a
Franklin Ultra Short Bond ETF .......................... United States 1,367,280 $ 34,250,364
Total Management Investment Companies (Cost $34,024,973) ..................
34,250,364
Principal
Amount
*
Corporate Bonds 53.9%
Aerospace & Defense 2.0%
b
BAE Systems plc ,
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 3,760,000 3,796,981
Senior Note, 144A, 5.25%, 3/26/31 .................... United Kingdom 3,510,000 3,555,944
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 448,000 419,172
Senior Note, 6.259%, 5/01/27 ........................ United States 858,000 868,181
Senior Note, 6.298%, 5/01/29 ........................ United States 9,354,000 9,691,261
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,025,000 1,007,849
Hexcel Corp. , Senior Note , 4.9% , 5/15/31 .................
United States 2,090,000 2,064,832
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 1,750,000 1,703,104
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ..........
United States 2,599,000 2,497,176
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 3,175,000 3,161,762
28,766,262
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 2,590,000 2,678,231
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,288,000 1,299,275
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 170,000 167,960
Senior Note, 144A, 5%, 6/18/31 ...................... United States 1,180,000 1,167,027
5,312,493
Banks 11.2%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 4,100,000 4,108,827
Banco Bilbao Vizcaya Argentaria SA , Senior Preferred Note ,
5.381% , 3/13/29 ................................... Spain 3,800,000 3,853,621
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 19,600,000 19,539,396
Bank of America Corp. ,
B, Junior Sub. Bond, 8.05%, 6/15/27 ................... United States 1,310,000 1,342,217
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 8,601,000 8,769,172
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 5,225,000 5,128,579
b
Bank of New Zealand , Senior Note , 144A, 4.757% , 6/10/31 .... New Zealand 2,125,000 2,108,447
Bank of Nova Scotia (The) , Senior Note , 4.904% to 6/04/31, FRN
thereafter , 6/05/32 ................................. Canada 1,695,000 1,673,462
b
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 1.604%, 10/04/26 ........... France 5,000,000 4,980,757
Senior Preferred Note, 144A, 4.541%, 1/15/31 ........... France 1,075,000 1,046,501
Barclays plc ,
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 2,300,000 2,304,887
Senior Note, 5.367% to 2/24/30, FRN thereafter, 2/25/31 .... United Kingdom 1,550,000 1,559,087
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 2,960,000 2,951,199
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 1,295,000 1,318,586

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
CaixaBank SA, (continued)
Senior Non-Preferred Note, 144A, 4.818% to 4/21/31, FRN
thereafter, 4/22/32 ................................. Spain 1,155,000 $ 1,134,259
Citibank NA ,
Senior Note, 4.914%, 5/29/30 ........................ United States 3,470,000 3,475,979
Senior Note, 4.846% to 6/17/31, FRN thereafter, 6/18/32 .... United States 2,150,000 2,124,958
Citigroup, Inc. ,
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,710,000 3,625,849
Sub. Bond, 4.45%, 9/29/27 .......................... United States 10,945,000 10,919,196
b
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.222% to
5/26/30, FRN thereafter , 5/27/31 ...................... France 1,700,000 1,704,044
b
Danske Bank A/S , Senior Preferred Note , 144A, 1.549% to
9/09/26, FRN thereafter , 9/10/27 ...................... Denmark 2,111,000 2,104,319
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,925,000 1,896,004
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 880,000 905,184
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 2,000,000 1,994,594
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 6,917,000 7,036,201
ING Groep NV ,
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 4,000,000 4,005,906
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 1,900,000 1,903,653
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 .... United States 6,250,000 6,202,972
Senior Note, 1.47% to 9/21/26, FRN thereafter, 9/22/27 ..... United States 3,250,000 3,236,936
Senior Note, 4.864% to 7/22/29, FRN thereafter, 7/23/30 .... United States 1,972,198 1,968,313
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 1,730,000 1,692,891
Senior Note, 5.041% to 7/22/31, FRN thereafter, 7/23/32 .... United States 595,000 592,532
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 3,500,000 3,245,520
Lloyds Banking Group plc , Senior Note , 4.818% to 6/12/28, FRN
thereafter , 6/13/29 ................................. United Kingdom 8,410,000 8,416,553
Morgan Stanley Private Bank NA , Senior Note , 4.466% to
7/05/27, FRN thereafter , 7/06/28 ...................... United States 10,000,000 9,986,125
b
NatWest Markets plc , Senior Note , 144A, 4.412% , 11/06/30 .... United Kingdom 2,375,000 2,319,145
PNC Bank NA , Sub. Bond , 4.05% , 7/26/28 ................
United States 6,300,000 6,220,926
Santander Holdings USA, Inc. , Senior Note , 2.49% to 1/05/27,
FRN thereafter , 1/06/28 ............................. United States 4,000,000 3,962,590
b
Skandinaviska Enskilda Banken AB , Senior Preferred Note , 144A,
4.375% , 3/12/31 ................................... Sweden 1,650,000 1,615,155
Wells Fargo & Co. , Senior Note , 4.844% to 5/19/31, FRN
thereafter , 5/20/32 ................................. United States 4,395,000 4,336,279
157,310,821
Beverages 0.2%
Keurig Dr. Pepper, Inc. , Senior Bond , 2.25% , 3/15/31 ........
United States 3,575,000 3,158,190
Biotechnology 0.4%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 1,170,000 1,134,474
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 .................
United States 4,720,000 4,757,667
5,892,141
Broadline Retail 0.4%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 900,000 872,076
Senior Note, 4.25%, 3/13/31 ......................... United States 1,300,000 1,261,419

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
Amazon.com, Inc., (continued)
Senior Note, 4.8%, 7/09/31 .......................... United States 3,528,000 $ 3,495,488
5,628,983
Capital Markets 5.2%
Ares Capital Corp. ,
Senior Note, 7%, 1/15/27 ........................... United States 765,000 772,639
Senior Note, 2.875%, 6/15/27 ........................ United States 4,581,000 4,515,789
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 1,615,000 1,618,739
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,482,000 1,466,365
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 5,921,000 5,881,100
Goldman Sachs Group, Inc. (The) ,
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 15,000,000 14,918,475
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 3,964,000 3,901,496
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 1,310,000 1,296,091
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 1,175,000 1,159,338
Senior Note, 5.24% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 965,000 963,311
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 11/15/29 ............................... United States 3,500,000 3,398,048
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 2,015,000 2,013,716
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 399,000 414,036
Senior Note, 5.2%, 3/15/30 .......................... United States 358,000 357,677
b
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 2,000,000 1,989,217
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 510,000 495,347
Morgan Stanley ,
Senior Note, 4.21% to 4/19/27, FRN thereafter, 4/20/28 ..... United States 6,435,000 6,417,342
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,445,000 2,456,304
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,672,000 1,677,838
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 800,000 776,736
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 1,200,000 1,173,034
Senior Note, 5.17% to 7/13/31, FRN thereafter, 7/14/32 ..... United States 1,305,000 1,300,408
I, Senior Note, 4.133% to 10/17/28, FRN thereafter, 10/18/29 United States 1,420,000 1,398,126
b
MSCI, Inc. ,
Senior Bond, 144A, 4%, 11/15/29 ..................... United States 6,690,000 6,453,709
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 432,000 405,503
UBS AG , Senior Note , 1.25% , 8/07/26 ....................
Switzerland 887,000 886,739
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 5,750,000 5,811,223
73,918,346
Chemicals 0.8%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 10,693,000 10,700,435
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
Senior Note, 5%, 11/15/29 ........................... United States 428,000 431,775
Senior Note, 4.75%, 7/15/31 ......................... United States 756,000 751,124
1,182,899
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 1,106,000 989,486

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
Motorola Solutions, Inc., (continued)
Senior Note, 4.85%, 8/15/30 ......................... United States 1,284,000 $ 1,274,657
2,264,143
Consumer Finance 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 2,900,000 2,887,220
Senior Note, 6.1%, 1/15/27 .......................... Ireland 10,000,000 10,063,350
Senior Note, 4.125%, 2/28/29 ........................ Ireland 370,000 363,381
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 700,000 772,721
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 5,414,000 5,503,588
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 3,257,000 3,201,252
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,555,000 3,465,607
Senior Note, 4.722% to 1/29/31, FRN thereafter, 1/30/32 .... United States 1,025,000 1,002,551
Caterpillar Financial Services Corp. , L , Senior Note , 4.5% ,
5/15/31 ......................................... United States 7,065,000 6,967,283
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 8,280,000 8,323,083
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 1,390,000 1,357,316
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 440,000 434,701
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 932,000 923,703
45,265,756
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 4,302,000 4,086,672
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 1,285,000 1,277,480
5,364,152
Containers & Packaging 0.9%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 850,000 836,060
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 10,380,000 10,251,674
Senior Secured Note, 5.5%, 4/15/28 ................... United States 870,000 881,896
11,969,630
Diversified REITs 0.8%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 1,010,000 974,906
VICI Properties LP , Senior Note , 4.75% , 2/15/28 ............
United States 2,339,000 2,335,131
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 1,410,000 1,409,880
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 876,000 871,490
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 2,935,000 2,912,502
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 1,365,000 1,323,923
9,827,832
Diversified Telecommunication Services 0.7%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ................... United States 1,132,000 1,130,405
Senior Bond, 144A, 5%, 2/01/28 ...................... United States 3,675,000 3,631,120
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,495,000 1,526,785

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 1,010,000 $ 983,418
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,484,000 1,549,218
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 955,000 888,022
9,708,968
Electric Utilities 2.4%
b
ENEL Finance International NV ,
Senior Note, 144A, 4.125%, 9/30/28 ................... Italy 745,000 735,254
Senior Note, 144A, 4.625%, 7/13/29 ................... Italy 1,355,000 1,344,816
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,000,000 1,010,960
FirstEnergy Corp. , B , Senior Bond , 3.9% , 7/15/27 ...........
United States 3,500,000 3,482,718
Hydro One, Inc. , Senior Note , 4.75% , 5/30/31 ..............
Canada 2,135,000 2,111,124
NextEra Energy Capital Holdings, Inc. ,
Senior Note, 4.685%, 9/01/27 ........................ United States 755,000 756,364
Senior Note, 5.05%, 3/15/30 ......................... United States 2,540,000 2,556,864
Pacific Gas and Electric Co. ,
Senior Note, 3%, 6/15/28 ........................... United States 8,686,000 8,409,811
Senior Note, 6.1%, 1/15/29 .......................... United States 785,000 805,738
Senior Note, 5.05%, 11/15/31 ........................ United States 855,000 846,247
c
Senior Note, 5.25%, 2/01/32 ......................... United States 1,265,000 1,261,385
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 1,320,000 1,365,586
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 1,960,000 1,994,968
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.05%, 12/30/26 ................... United States 4,250,000 4,262,639
Senior Note, 144A, 4.3%, 10/15/28 .................... United States 2,105,000 2,079,319
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 875,000 853,366
Senior Note, 144A, 5%, 4/30/31 ...................... United States 1,540,000 1,516,867
Wisconsin Electric Power Co. , Senior Note , 4.15% , 10/15/30 ...
United States 1,120,000 1,088,899
36,482,925
Electrical Equipment 0.6%
Eaton Corp. , Senior Note , 4.2% , 3/06/31 ..................
United States 1,175,000 1,139,860
Regal Rexnord Corp. ,
Senior Note, 6.05%, 4/15/28 ......................... United States 2,460,000 2,507,010
Senior Note, 6.3%, 2/15/30 .......................... United States 2,125,000 2,197,527
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,796,000 2,765,363
8,609,760
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 985,000 971,472
Entertainment 0.4%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 5,659,000 5,760,945
Financial Services 0.7%
Corebridge Financial, Inc. , Senior Note , 3.65% , 4/05/27 .......
United States 4,715,000 4,688,253
b
Nationwide Building Society , Senior Non-Preferred Note , 144A,
4.649% to 7/13/28, FRN thereafter , 7/14/29 .............. United Kingdom 890,000 889,053
b
SMBC Aviation Capital Finance DAC ,
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 3,195,000 3,219,480

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
SMBC Aviation Capital Finance DAC, (continued)
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 800,000 $ 798,013
9,594,799
Food Products 1.5%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 472,000 436,859
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 1,660,000 1,587,660
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 680,000 669,800
Kellanova , B , Senior Bond , 7.45% , 4/01/31 ................
United States 300,000 331,090
b
Mars, Inc. ,
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 1,620,000 1,621,124
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 6,470,000 6,449,473
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 157,000 155,429
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 495,000 487,575
b
Mondelez International Holdings Netherlands BV , Senior Note ,
144A, 1.25% , 9/24/26 ............................... United States 10,000,000 9,957,100
21,696,110
Ground Transportation 0.6%
b
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ...... United Kingdom 9,275,000 9,268,002
Health Care Equipment & Supplies 0.9%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 735,000 726,515
Senior Note, 4.8%, 8/14/29 .......................... United States 610,000 610,516
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 10,630,000 10,288,439
b
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5% , 6/15/31 ............................ United States 935,000 922,699
12,548,169
Health Care Providers & Services 1.3%
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................ United States 510,000 444,223
Senior Note, 5.4%, 6/01/29 .......................... United States 7,750,000 7,874,534
HCA, Inc. , Senior Note , 5.2% , 6/01/28 ....................
United States 4,800,000 4,839,385
Humana, Inc. , Senior Note , 5.375% , 4/15/31 ...............
United States 3,205,000 3,219,489
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 1,267,000 1,276,436
Senior Secured Note, 5.849%, 5/08/29 ................. United States 871,000 888,891
18,542,958
Hotels, Restaurants & Leisure 1.6%
b
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 6/15/29 .............................. Canada 2,125,000 2,148,365
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 1,325,000 1,306,630
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 4%, 8/01/28 ...................... United States 4,243,000 4,158,190
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,905,000 1,891,182
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 184,000 184,430
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 4,000,000 4,005,508
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 2,000,000 1,971,143

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 3,362,000 $ 3,377,435
Senior Note, 5.05%, 3/30/28 ......................... United States 2,055,000 2,063,164
Las Vegas Sands Corp. , Senior Note , 5.3% , 5/15/31 .........
United States 1,750,000 1,727,535
22,833,582
Household Durables 1.0%
DR Horton, Inc. , Senior Note , 1.3% , 10/15/26 ..............
United States 5,320,000 5,289,886
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 5,495,000 5,486,901
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 287,000 285,506
Senior Bond, 3.8%, 11/01/29 ......................... United States 2,140,000 2,066,345
13,128,638
Independent Power and Renewable Electricity Producers 0.7%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 2,165,000 2,255,665
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 3,000,000 3,041,395
Senior Note, 4.4%, 1/15/31 .......................... United States 575,000 560,073
Senior Note, 4.8%, 1/15/32 .......................... United States 1,490,000 1,461,381
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 650,000 633,559
b,d
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 2,050,000 2,060,539
10,012,612
Insurance 1.9%
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. United States 2,580,000 2,594,848
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 660,000 660,331
b
Athene Global Funding ,
Secured Bond, 144A, 2.55%, 11/19/30 ................. United States 2,000,000 1,777,191
Senior Secured Note, 144A, 1.73%, 10/02/26 ............ United States 8,044,000 8,009,605
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 2,000,000 1,995,330
Brown & Brown, Inc. , Senior Note , 4.7% , 6/23/28 ...........
United States 2,885,000 2,881,223
b
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 3,340,000 3,324,701
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 403,000 381,157
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 500,000 498,266
b
Corebridge Global Funding , Senior Secured Note , 144A, 4.8% ,
5/29/29 ......................................... United States 385,000 383,957
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,230,000 2,275,162
Willis North America, Inc. , Senior Note , 4.65% , 6/15/27 .......
United States 2,635,000 2,637,620
27,419,391
Interactive Media & Services 0.4%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 2,005,000 1,949,291
Senior Note, 4.1%, 2/15/31 .......................... United States 1,560,000 1,512,712
Meta Platforms, Inc. , Senior Note , 4.2% , 11/15/30 ...........
United States 3,045,000 2,952,027
6,414,030
Leisure Products 0.3%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 2,248,000 1,950,810

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products (continued)
Hasbro, Inc. , Senior Note , 4.65% , 3/12/31 .................
United States 2,940,000 $ 2,881,967
4,832,777
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,067,000 1,067,358
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
2.25% , 1/15/29 ................................... United States 1,000,000 925,710
Cox Communications, Inc. , Senior Bond , 6.8% , 8/01/28 .......
United States 1,300,000 1,337,016
Omnicom Group, Inc. , Senior Note , 4.2% , 3/02/29 ...........
United States 1,220,000 1,198,811
3,461,537
Metals & Mining 0.5%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 1,525,000 1,492,110
b
Glencore Funding LLC ,
Senior Note, 144A, 5.4%, 5/08/28 ..................... Australia 1,429,000 1,443,042
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 2,500,000 2,565,600
b
United States Steel Corp. , Senior Note , 144A, 5.2% , 8/01/31 ... United States 1,745,000 1,726,203
7,226,955
Multi-Utilities 0.5%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 2,575,000 2,571,445
NiSource, Inc. , Senior Note , 4.75% , 5/18/31 ...............
United States 2,535,000 2,506,563
Public Service Enterprise Group, Inc. , Senior Note , 4.8% , 6/15/31
United States 1,150,000 1,136,265
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 725,000 716,536
6,930,809
Oil, Gas & Consumable Fuels 2.6%
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 2,389,000 2,403,228
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 5,380,000 5,322,563
b
Devon Energy Corp. , Senior Note , 144A, 3.9% , 5/15/27 ....... United States 3,874,000 3,863,155
Diamondback Energy, Inc. , Senior Note , 5.15% , 1/30/30 ......
United States 2,195,000 2,212,117
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 1,900,000 1,891,359
Energy Transfer LP ,
Senior Note, 6.05%, 12/01/26 ........................ United States 5,000,000 5,021,030
Senior Note, 5.25%, 7/01/29 ......................... United States 960,000 971,356
Senior Note, 5.2%, 4/01/30 .......................... United States 430,000 433,098
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 985,000 1,004,864
ONEOK, Inc. , Senior Note , 5.65% , 11/01/28 ...............
United States 3,000,000 3,053,242
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 4.911%, 9/01/27 ........................ Canada 1,500,000 1,502,768
Senior Note, 5.026%, 10/01/29 ....................... Canada 920,000 917,437
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 675,000 653,781
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 1,610,000 1,640,949
b
Venture Global Plaquemines LNG LLC , Senior Secured Note ,
144A, 6.125% , 12/15/30 ............................. United States 710,000 721,713
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 2,529,000 2,497,653
34,110,313

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 920,000 $ 916,227
Senior Note, 144A, 4.6%, 5/15/31 ..................... United States 2,015,000 1,980,074
2,896,301
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,065,000 2,035,519
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 835,000 821,144
2,856,663
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 4,040,000 4,013,149
Pharmaceuticals 1.4%
Eli Lilly & Co. , Senior Note , 4.375% , 5/20/31 ...............
United States 2,320,000 2,279,382
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 2,910,000 2,834,270
Senior Note, 4.4%, 3/18/31 .......................... United States 2,420,000 2,379,730
Royalty Pharma plc ,
Senior Note, 2.2%, 9/02/30 .......................... United States 3,000,000 2,694,817
Senior Note, 4.45%, 3/25/31 ......................... United States 2,140,000 2,088,931
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 6.75%, 3/01/28 ......................... Israel 3,500,000 3,571,334
Senior Note, 5.125%, 5/09/29 ........................ Israel 1,750,000 1,745,790
Teva Pharmaceutical Finance Netherlands IV BV , Senior Note ,
5.75% , 12/01/30 ................................... Israel 1,730,000 1,752,770
19,347,024
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 2,010,000 2,012,094
Residential REITs 0.1%
ERP Operating LP , Senior Note , 4.95% , 6/15/32 ............
United States 1,217,000 1,209,606
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc. ,
Senior Note, 4.6%, 7/15/30 .......................... United States 2,820,000 2,770,455
Senior Note, 4.2%, 10/15/30 ......................... United States 1,810,000 1,747,161
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.9%, 1/25/30 .............. United States 2,105,000 2,152,025
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 1,180,000 1,190,961
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 664,000 686,110
Intel Corp. , Senior Note , 4.65% , 6/01/31 ..................
United States 3,510,000 3,432,752
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 1,750,000 1,785,977
Senior Note, 4.75%, 7/15/30 ......................... United States 365,000 360,413
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 7,620,000 7,459,895
21,585,749
Software 1.5%
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 2,860,000 2,788,867
Senior Note, 4.45%, 9/26/30 ......................... United States 825,000 778,958
Senior Note, 4.95%, 2/04/31 ......................... United States 3,235,000 3,090,865

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 1,740,000 $ 1,736,680
Synopsys, Inc. ,
Senior Note, 4.55%, 4/01/27 ......................... United States 2,475,000 2,478,306
Senior Note, 4.65%, 4/01/28 ......................... United States 1,115,000 1,113,826
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 8,989,000 8,978,543
20,966,045
Specialized REITs 0.7%
American Tower Corp. ,
Senior Note, 2.75%, 1/15/27 ......................... United States 4,403,000 4,370,623
Senior Note, 4.9%, 3/15/30 .......................... United States 665,000 662,516
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 3,585,000 3,575,970
Equinix, Inc. , Senior Note , 2.9% , 11/18/26 .................
United States 718,000 715,086
9,324,195
Specialty Retail 0.5%
Dick's Sporting Goods, Inc. , Senior Note , 4% , 10/01/29 .......
United States 6,695,000 6,505,622
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 605,000 595,028
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .
United States 5,700,000 5,639,531
6,234,559
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 1,635,000 1,637,418
Tobacco 1.0%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 5,460,000 5,446,385
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 1,275,000 1,337,265
Philip Morris International, Inc. ,
Senior Note, 4.625%, 11/01/29 ....................... United States 815,000 812,712
Senior Note, 5.125%, 2/15/30 ........................ United States 3,897,000 3,927,752
Senior Note, 4.375%, 4/30/30 ........................ United States 2,970,000 2,918,884
14,442,998
Trading Companies & Distributors 0.3%
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 2,805,000 2,882,132
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,860,000 1,874,157
4,756,289
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 4,205,000 4,210,916
Total Corporate Bonds (Cost $761,634,264) ...................................
759,182,821
Foreign Government and Agency Securities 0.3%
b
Electricite de France SA ,
Senior Note, 144A, 5.7%, 5/23/28 ..................... France 3,500,000 3,555,675
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 430,000 439,337
Total Foreign Government and Agency Securities (Cost $3,966,923) .............
3,995,012

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 5.0%
U.S. Treasury Notes ,
e
3.875%, 5/31/27 .................................. United States 70,500,000 $ 70,367,305
f
0.625%, 11/30/27 ................................. United States 113,000 107,827
Total U.S. Government and Agency Securities (Cost $70,530,743) ...............
70,475,132
Asset-Backed Securities 9.6%
Automobiles 0.1%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 161,000 161,452
2025-1, A2A, 4.51%, 1/20/28 ......................... United States 834,774 835,290
996,742
a a a a a a
Consumer Finance 1.6%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 439,000 434,970
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 212,300 212,477
Harley-Davidson Motorcycle Trust , 2025-A , A3 , 4.67% , 4/15/30 .
United States 4,230,000 4,243,136
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 1,343,781 1,347,729
2024-C, A3, 4.41%, 5/15/29 .......................... United States 1,086,301 1,087,596
2025-B, A3, 4.36%, 12/17/29 ......................... United States 1,675,000 1,675,254
g
2025-C, A2B, FRN, 3.975%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 3,872,925 3,873,492
g
2026-A, A2B, FRN, 3.965%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 1,328,000 1,328,506
Nissan Auto Receivables Owner Trust , 2025-A , A3 , 4.49% ,
12/17/29 . ........................................ United States 1,900,000 1,903,122
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 374,092 374,678
2024-A, A3, 4.83%, 10/16/28 ......................... United States 2,734,251 2,742,723
2026-A, A3, 3.86%, 9/16/30 .......................... United States 1,035,000 1,024,344
World Omni Auto Receivables Trust , 2026-A , A3 , 3.86% , 5/15/31 .
United States 2,649,000 2,613,825
22,861,852
a a a a a a
Financial Services 7.9%
b,g
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.083% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,500,000 1,502,481
b,g
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.174% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 410,000 410,844
b,g
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.416% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 600,779 604,877
b,g
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 5.003% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 6,925,000 6,933,463
b,g
Bain Capital Credit CLO Ltd. ,
2020-3A, A1R3, 144A, FRN, 4.742%, (3-month SOFR +
0.99%), 10/23/34 .................................. United States 6,750,000 6,747,301
2022-2A, A1R, 144A, FRN, 4.883%, (3-month SOFR + 1.15%),
4/22/35 ......................................... United States 1,650,000 1,651,481
b,g
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.983% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 854,000 854,710
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 664,282 667,398
b,g
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.966% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 1,282,948 1,286,534

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
CarMax Auto Owner Trust ,
2025-2, A2A, 4.59%, 7/17/28 ......................... United States 548,846 $ 549,519
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 924,000 921,650
2026-1, A3, 4.04%, 3/17/31 .......................... United States 739,000 733,281
b,g
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 3,790,000 3,793,173
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 2,664,000 2,661,500
b,g
CIFC Funding Ltd. , 2021-7A , AR , 144A, FRN , 4.842% , ( 3-month
SOFR + 1.09% ), 1/23/35 . ............................ United States 5,785,000 5,790,628
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 2,432,316 2,438,194
b,g
Columbia Cent CLO 33 Ltd. , 2024-33A , A1R , 144A, FRN ,
4.989% , ( 3-month SOFR + 1.26% ), 4/20/37 . .............. United States 6,950,000 6,958,444
b
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 1,204,837 1,204,225
b,g
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.849% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 1,250,000 1,250,574
b,g
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.109% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,750,000 1,753,588
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 543,541 541,168
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 1,998,388 2,008,130
2024-B, A3, 5.1%, 4/15/29 ........................... United States 1,273,095 1,279,440
b,c,g
Fortress Credit BSL XIV Ltd. , 2021-5AR , AR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.03% ), 10/23/34 . ............... United States 540,500 540,638
b,g
Fortress Credit BSL XVII Ltd. , 2022-1A , A1R , 144A, FRN ,
4.802% , ( 3-month SOFR + 1.05% ), 10/23/34 . ............. United States 379,085 379,268
b,g
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.07% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 1,144,272 1,145,395
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 3,817,000 3,851,051
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.199% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 460,712 88,167
Honda Auto Receivables Owner Trust ,
2024-1, A3, 5.21%, 8/15/28 .......................... United States 2,467,889 2,479,072
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 1,028,021 1,027,719
2026-1, A2A , 3.71%, 9/21/28 ......................... United States 6,262,000 6,244,667
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 4,578,000 4,485,258
b
J.P. Morgan Mortgage Trust ,
g
2023-HE2, A1, 144A, FRN, 5.321%, ( 30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 651,852 653,350
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 441,795 442,719
g
2026-HE1, A1, 144A, FRN, 4.871%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 687,223 690,166
b,g
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , 4.699% ,
( 3-month SOFR + 0.97% ), 4/19/34 . .................... United States 1,983,974 1,984,757
b,g
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.153% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,840,000 1,843,045
b,g
Man Capital CLO Ltd. , 2021-1AR , A1R , 144A, FRN , Zero Cpn.,
( 3-month SOFR + 1.15% ), 10/15/38 . ................... United States 425,000 425,106
b,g
Mountain View CLO XV Ltd. , 2019-2A , A1R2 , 144A, FRN ,
5.043% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 2,375,000 2,377,958
b,g
Nassau Ltd. , 2020-1A , A1RR , 144A, FRN , 4.853% , ( 3-month
SOFR + 1.1% ), 1/15/35 . ............................. United States 1,655,000 1,656,701
b,g
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.129% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 2,000,000 2,004,918

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Oaktree CLO Ltd. ,
2019-4A, AR3, 144A, FRN, 4.959%, (3-month SOFR + 1.23%),
7/20/37 ......................................... United States 1,250,000 $ 1,250,592
2021-1A, A1R, 144A, FRN, 5.103%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 1,270,000 1,272,605
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,124,000 1,127,194
b,g
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.873% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 5,700,000 5,687,206
g
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.889% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 28,980 28,803
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 640,552 633,523
b,g
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.082% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 1,921,823 1,920,886
b,g
Prodigy Finance DAC , 2021-1A , A , 144A, FRN , 5.089% , ( 1-month
SOFR + 1.364% ), 7/25/51 . ........................... Ireland 138,341 138,143
b,g
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 5.04% ,
( 3-month SOFR + 1.23% ), 4/25/37 . .................... United States 1,500,000 1,501,269
b,g
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.84% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 1,250,000 1,251,017
b,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.653% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 635,995 635,991
b,g
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.779% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 7,053,109 7,057,470
b,g
Towd Point Mortgage Trust ,
2025-HE1, A1A, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 543,349 544,807
2025-HE2, A1A, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 9/25/65 ................................... United States 1,402,999 1,406,781
b,g
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.091% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 654,531 655,565
b,g
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.213% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 1,250,000 1,253,008
111,227,418
a a a a a a
Total Asset-Backed Securities (Cost $135,335,810) ............................
135,086,012
Commercial Mortgage-Backed Securities 4.3%
Financial Services 4.3%
BANK Trust ,
h,i
2017-BNK8, XA, IO, FRN, 0.702%, 11/15/50 ............. United States 24,809,073 128,893
h,i
2017-BNK9, XA, IO, FRN, 0.704%, 11/15/54 ............. United States 42,728,481 293,899
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 736,178 714,504
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 507,312 497,367
Benchmark Mortgage Trust ,
2019-B12, A2, 3.001%, 8/15/52 ....................... United States 2,212,938 2,172,717
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 2,165,901 2,089,064
2019-B15, A2, 2.914%, 12/15/72 ...................... United States 1,997,397 1,975,354
b,g
BIKE Pass-Through Trust , 2026-BAND , A , 144A, FRN , 5.826% ,
( 1-month SOFR + 2.15% ), 7/15/43 ..................... United States 1,349,000 1,350,198
b,i
BX Trust , 2025-ARIA , B , 144A, FRN , 5.177% , 12/13/42 ....... United States 1,464,000 1,448,715
h,i
CD Mortgage Trust ,
2016-CD1, XA, IO, FRN, 1.411%, 8/10/49 ............... United States 2,514,985 25
2017-CD6, XA, IO, FRN, 0.856%, 11/13/50 .............. United States 13,912,794 99,041

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
CFCRE Commercial Mortgage Trust , 2011-C2 , D , 144A, FRN ,
5.249% , 12/15/47 .................................. United States 50,927 $ 50,086
i
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,324,000 1,301,050
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 1,968,000 1,959,543
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 891,485 843,105
i
COMM Mortgage Trust , 2014-CR17 , C , FRN , 4.78% , 5/10/47 .. United States 884,000 862,335
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 186,474 185,949
h,i
2018-CX12, XA, IO, FRN , 0.544%, 8/15/51 .............. United States 162,667,761 1,388,256
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 1,070,184 1,014,268
h,i
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.72% , 12/15/49 ..... United States 29,858,760 299
b,i
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.356% ,
8/10/44 ......................................... United States 2,804,683 2,743,112
b,i
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.475% , 9/10/37 ................................... United States 2,000,000 1,949,538
GS Mortgage Securities Trust , 2017-GS5 , A4 , 3.674% , 3/10/50 .
United States 1,951,000 1,936,457
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,i
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 623,452 621,070
b,i
2012-C6, E, 144A, FRN, 4.973%, 5/15/45 ............... United States 99,571 98,591
b,i
2012-LC9, D, 144A, FRN, 3.573%, 12/15/47 ............. United States 173,000 168,991
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 1,800,000 1,748,616
i
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.94%, 7/15/45 .................... United States 1,105,287 1,091,886
2014-C23, B, FRN, 4.522%, 9/15/47 ................... United States 1,338,110 1,325,787
i
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 1,600,000 1,564,375
JPMDB Commercial Mortgage Securities Trust , 2019-COR6 , A2 ,
2.946% , 11/13/52 .................................. United States 2,145,518 2,091,148
i
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.667%, 8/15/45 ............... United States 658,185 655,332
2013-C10, B, FRN, 3.949%, 7/15/46 ................... United States 1,086,745 1,033,949
b,h
2013-C7, XB, IO, 144A, FRN, 0.116%, 2/15/46 ............ United States 1,103,824 218
2013-C9, C, FRN, 3.699%, 5/15/46 .................... United States 3,168,000 2,958,583
b
2013-C9, D, 144A, FRN, 3.787%, 5/15/46 ............... United States 1,481,000 1,365,337
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 419,870 411,705
h
2016-C32, XA, IO, FRN, 0.619%, 12/15/49 ............... United States 82,169,354 104,700
h
2017-C34, XA, IO, FRN, 0.756%, 11/15/52 ............... United States 213,689,249 1,279,700
h,i
Morgan Stanley Capital I Trust ,
2016-UB12, XA, IO, FRN, 0.654%, 12/15/49 ............. United States 20,452,948 205
2018-H4, XA, IO, FRN, 0.798%, 12/15/51 ................ United States 55,528,726 857,547
2018-L1, XA, IO, FRN, 0.465%, 10/15/51 ................ United States 63,416,977 494,151
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 1,949,000 1,796,138
UBS Commercial Mortgage Trust ,
2017-C3, A2, 2.998%, 8/15/50 ........................ United States 2,179,235 2,146,855
i
2017-C3, B, FRN, 4.092%, 8/15/50 .................... United States 1,149,000 1,111,406
h,i
2017-C7, XA, IO, FRN, 0.962%, 12/15/50 ................ United States 15,335,043 154,838
2018-C14, A4, 4.448%, 12/15/51 ...................... United States 1,279,000 1,263,143
2019-C18, A2, 2.994%, 12/15/52 ...................... United States 2,832,168 2,800,871
h,i
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 3,312 1
Wells Fargo Commercial Mortgage Trust ,
b,i
2013-LC12, D, 144A, FRN, 3.74%, 7/15/46 .............. United States 763,000 528,370
h,i
2016-BNK1, XA, IO, FRN, 1.776%, 8/15/49 .............. United States 997,063 10
h,i
2016-C37, XA, IO, FRN, 0.758%, 12/15/49 ............... United States 4,087,110 41

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
2017-C39, A5, 3.418%, 9/15/50 ....................... United States 2,850,000 $ 2,802,871
h,i
2017-C41, XA, IO, FRN, 1.141%, 11/15/50 ............... United States 21,854,297 197,567
2017-RB1, A5, 3.635%, 3/15/50 ....................... United States 2,032,771 2,006,621
h,i
2018-C44, XA, IO, FRN, 0.703%, 5/15/51 ................ United States 64,508,545 620,972
h,i
2018-C48, XA, IO, FRN, 0.927%, 1/15/52 ................ United States 18,462,183 309,577
h,i
2019-C50, XA, IO, FRN, 1.397%, 5/15/52 ................ United States 14,765,140 426,974
h,i
2026-5C10, XA, IO, FRN, 0.985%, 6/15/59 ............... United States 18,767,486 804,746
i
WFRBS Commercial Mortgage Trust ,
b
2011-C4, D, 144A, FRN, 4.984%, 6/15/44 ............... United States 713,973 703,973
2012-C10, C, FRN, 4.279%, 12/15/45 .................. United States 267,000 229,254
h
2014-C22, XA, IO, FRN, 0.239%, 9/15/57 ................ United States 103,818 1
60,779,895
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $62,515,556) ..............
60,779,895
Mortgage-Backed Securities 0.2%
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 2.73%, 9/01/29 ............................... United States 1,538,249 1,456,851
FNMA, 5.28%, 12/01/28 .............................. United States 1,308,000 1,324,378
2,781,229
Total Mortgage-Backed Securities (Cost $2,700,951) ...........................
2,781,229
Residential Mortgage-Backed Securities 6.1%
Financial Services 6.1%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 3,654,933 3,662,395
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 1,746,203 1,751,519
b
Anchor Mortgage Trust , 2025-RTL1 , A1 , 144A, 5.718% , 5/25/40 United States 1,813,000 1,807,985
b
Angel Oak Mortgage Trust ,
i
2020-5, A3, 144A, FRN, 2.041%, 5/25/65 ................ United States 222,985 217,321
i
2021-5, A2, 144A, FRN, 1.208%, 7/25/66 ................ United States 2,432,217 2,111,469
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 638,928 635,592
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 723,254 722,180
b,i
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 212,835 208,109
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 72,981 70,495
g
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.439% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 43,337 41,372
b,g
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.466% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 724,000 740,738
b
BRAVO Residential Funding Trust ,
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 209,612 209,777
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,211,414 1,214,887
b,i
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 920,354 916,727
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 528,000 529,432
g
CHL Mortgage Pass-Through Trust , 2005-3 , 1A1 , FRN , 4.459% ,
( 1-month SOFR + 0.734% ), 4/25/35 .................... United States 49,496 46,650
i
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.68% ,
5/25/35 ......................................... United States 31,086 30,755
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 642,153 644,823
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 4,152,000 4,181,101
i
2025-H1, A1, 144A, FRN, 5.735%, 2/25/70 ............... United States 1,232,930 1,237,256

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Cross Mortgage Trust, (continued)
i
2025-H3, A1, 144A, FRN, 5.883%, 4/25/70 ............... United States 488,979 $ 491,460
b,g
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.816% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 925,321 927,847
b,g
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.266%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 33,743 33,788
2021-DNA6, M2, 144A, FRN, 5.116%, (30-day SOFR Average +
1.5%), 10/25/41 ................................... United States 444,253 444,833
2021-DNA7, M2, 144A, FRN, 5.416%, ( 30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 1,559,543 1,564,087
2022-DNA2, M1A, 144A, FRN, 4.916%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 4,991 4,991
2022-DNA3, M1B, 144A, FRN, 6.516%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 50,000 50,672
2022-DNA5, M1A, 144A, FRN, 6.566%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 625,807 632,312
2022-DNA6, M1A, 144A, FRN, 5.766%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 6,228 6,236
2022-DNA6, M1B, 144A, FRN, 7.316%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 46,000 47,255
2023-DNA1, M1A, 144A, FRN, 5.717%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 194,371 196,434
2023-HQA2, M1A, 144A, FRN, 5.616%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 22,968 22,992
2023-HQA3, A1, 144A, FRN, 5.466%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 176,578 177,484
2023-HQA3, M1, 144A, FRN, 5.466%, ( 30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 75,600 75,966
2024-DNA1, A1, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 184,382 185,205
2024-DNA2, A1, 144A, FRN, 4.866%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 176,110 176,913
2024-DNA2, M2, 144A, FRN, 5.316%, (30-day SOFR Average
+ 1.7%), 5/25/44 .................................. United States 15,000 15,082
2025-DNA1, A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,406,645 1,408,105
2025-DNA3, M1, 144A, FRN, 4.716%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 1,152,937 1,153,355
2025-DNA4, M1, 144A, FRN, 4.716%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 817,156 819,392
b,g
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 5.781% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 2,671 2,696
g
FNMA Connecticut Avenue Securities Trust ,
2016-C07, 2M2, FRN, 8.081%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 409,010 413,028
2018-C02, 2M2, FRN, 5.931%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 36,663 37,137
b
2021-R01, 1M2, 144A, FRN, 5.166%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 5,064 5,068
b
2021-R03, 1M2, 144A, FRN, 5.266%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 489,608 490,617
b
2022-R02, 2M2, 144A, FRN, 6.616%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 2,149,763 2,169,852
b
2022-R03, 1M2, 144A, FRN, 7.116%, ( 30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 241,000 244,916
b
2022-R04, 1M2, 144A, FRN, 6.716%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 230,000 232,932

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R09, 2M1, 144A, FRN, 6.116%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 797,618 $ 803,660
b
2023-R06, 1M1, 144A, FRN, 5.316%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 33,825 33,904
b
2023-R07, 2M1, 144A, FRN, 5.566%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 14,156 14,175
b
2024-R02, 1M1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 2,125 2,125
b
2024-R03, 2M1, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 15,301 15,302
b
2024-R06, 1A1, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 364,775 365,700
b
2025-R01, 1A1, 144A, FRN, 4.566%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 532,976 533,324
b
2025-R01, 1M1, 144A, FRN, 4.716%, ( 30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 216,647 216,708
b
2025-R02, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 415,213 415,598
b
2025-R02, 1M1, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 347,197 347,261
b
2025-R03, 2A1, 144A, FRN, 5.066%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 409,438 411,351
b
2025-R04, 1A1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 534,319 535,006
b
2025-R04, 1M1, 144A, FRN, 4.816%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 920,050 920,955
b
2025-R06, 1A1, 144A, FRN, 4.516%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 1,191,168 1,191,660
b
2026-R01, 2A1, 144A, FRN, 4.466%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 2,493,294 2,492,992
b
2026-R01, 2M1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 2,248,411 2,248,991
b
2026-R02, 1M1, 144A, FRN, 4.666%, ( 30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 784,126 784,168
b,i
Galton Funding Mortgage Trust , 2020-H1 , A3 , 144A, FRN ,
2.617% , 1/25/60 ................................... United States 1,191,502 1,136,165
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 595,671 581,131
b,i
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A3 , 144A,
FRN , 2.352% , 9/27/60 .............................. United States 167,000 162,933
b,i
Imperial Fund Mortgage Trust , 2021-NQM1 , A3 , 144A, FRN ,
1.617% , 6/25/56 ................................... United States 1,149,622 1,015,488
b
J.P. Morgan Mortgage Trust ,
g
2024-10, A11, 144A, FRN, 4.866%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 627,805 627,948
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 920,316 921,586
i
2026-NQX2, A1, 144A, FRN, 5.628%, 10/25/66 ........... United States 3,619,000 3,609,063
b
Legacy Mortgage Asset Trust ,
2021-GS1, A1, 144A, 5.892%, 10/25/66 ................. United States 2,149,361 2,151,997
2021-GS3, A1, 144A, 5.75%, 7/25/61 ................... United States 1,052,931 1,054,492
2021-GS4, A1, 144A, 5.65%, 11/25/60 .................. United States 1,734,371 1,736,764
b,i
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 829,000 831,721
b
MFA Trust ,
i
2020-NQM1, A3, 144A, FRN, 3.3%, 8/25/49 .............. United States 225,044 218,958
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 868,710 862,879
b,i
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.061% , 8/26/47 .............................. United States 93,172 93,228

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Morgan Stanley Residential Mortgage Loan Trust ,
g
2024-3, AF, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 307,213 $ 307,892
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 1,358,783 1,361,695
b
New Residential Mortgage Loan Trust ,
g
2018-4A, A1M, 144A, FRN, 4.739%, (1-month SOFR +
1.014%), 1/25/48 .................................. United States 92,763 91,989
i
2019-NQM4, A2, 144A, FRN, 2.644%, 9/25/59 ............ United States 323,855 311,835
i
2019-NQM4, A3, 144A, FRN, 2.797%, 9/25/59 ............ United States 824,758 795,373
b
OBX Trust ,
i
2018-EXP1, 1A3, 144A, FRN, 4%, 4/25/48 ............... United States 65,318 60,549
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 467,288 467,683
i
2026-NQM9, A1, 144A, FRN, 5.47%, 4/25/66 ............. United States 3,142,770 3,139,720
b,i
Onity Loan Investment Trust ,
2024-HB2, A, 144A, FRN, 5%, 8/25/37 .................. United States 399,451 399,738
2026-HB3, A, 144A, FRN, 3%, 6/25/39 .................. United States 1,316,420 1,289,016
b,i
Residential Mortgage Loan Trust , 2021-1R , A1 , 144A, FRN ,
0.859% , 1/25/65 ................................... United States 43,499 42,504
b,g
Station Place Securitization Trust ,
2025-3, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 4,920,000 4,944,734
2025-7, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 4,841,000 4,866,845
2026-2, A, 144A, FRN, 4.526%, (1-month SOFR + 0.85%),
8/23/27 ......................................... United States 4,930,000 4,940,905
b,g
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.616% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 1,842,996 1,841,632
g
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.539% , ( 1-month SOFR + 1.814% ), 5/25/47 ......... United States 352,790 290,381
b
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 630,000 630,697
b
Verus Securitization Trust ,
2024-1, A1, 144A, 5.712%, 1/25/69 .................... United States 491,895 493,322
i
2026-R6, A1, 144A, FRN , 5.765%, 7/25/68 ............... United States 949,000 951,923
86,576,904
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $87,245,897) ...............
86,576,904
Agency Commercial Mortgage-Backed Securities 4.5%
Financial Services 4.5%
FHLMC ,
3539, PM, 4.5%, 5/15/37 ............................ United States 2,929 2,750
3724, CM, 5.5%, 6/15/37 ............................ United States 7,996 8,105
g
5396, FG, FRN, 4.616%, ( 30-day SOFR Average + 1%),
4/25/54 ......................................... United States 2,412,073 2,423,787
g
5397, NF, FRN, 4.666%, (30-day SOFR Average + 1.05%),
4/25/54 ......................................... United States 3,111,038 3,131,786
g
5419, AF, FRN, 4.716%, (30-day SOFR Average + 1.1%),
6/25/54 ......................................... United States 2,188,175 2,205,743
g
5438, FC, FRN, 4.716%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 1,801,856 1,815,918
g
5466, FG, FRN, 4.566%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 4,729,758 4,746,989
g
5473, GF, FRN, 4.766%, (30-day SOFR Average + 1.15%),
11/25/54 ........................................ United States 1,196,907 1,204,744
g
5499, CF, FRN, 4.616%, (30-day SOFR Average + 1%), 2/25/55 United States 1,287,193 1,293,585
g
5601, FC, FRN, 4.666%, (30-day SOFR Average + 1.05%),
11/25/55 ........................................ United States 2,569,090 2,585,299

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h,i
FHLMC, Multi-family Structured Pass-Through Certificates ,
K737, X1, IO, FRN, 0.536%, 10/25/26 .................. United States 38,668,206 $ 21,496
K738, XAM, IO, FRN, 1.372%, 3/25/27 .................. United States 17,882,000 116,067
K739, XAM, IO, FRN, 1.568%, 9/25/27 .................. United States 36,816,638 438,523
FNMA ,
2010-81, AP, 2.5%, 7/25/40 .......................... United States 6,640 6,352
2011-60, PA, 4%, 10/25/39 ........................... United States 2,933 2,713
g
2024-105, AF, FRN, 4.666%, ( 30-day SOFR Average + 1.05%),
1/25/55 ......................................... United States 3,268,129 3,287,387
g
2024-77, DF, FRN, 4.816%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 1,046,337 1,058,053
g
2024-82, FE, FRN, 4.566%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 1,266,157 1,270,759
g
2024-89, FA, FRN, 4.816%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 6,010,723 6,076,827
g
2024-98, FA, FRN, 4.766%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 4,287,604 4,328,344
g
2025-25, FB, FRN, 4.566%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 2,540,072 2,549,547
g
2025-41, FA, FRN, 4.766%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 2,208,760 2,229,926
g
2025-55, FG, FRN, 4.716%, ( 30-day SOFR Average + 1.1%),
7/25/55 ......................................... United States 5,657,921 5,704,583
g
2026-43, FD, FRN, 4.546%, (30-day SOFR Average + 0.93%),
6/25/56 ......................................... United States 3,729,917 3,731,689
GNMA ,
2009-32, AB, 4%, 5/16/39 ........................... United States 2,809 2,744
h,i
2021-17, IO, FRN, 1.053%, 1/16/61 .................... United States 16,708,960 1,298,936
g
2024-78, QF, FRN, 4.721%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 6,793,507 6,844,588
g
2025-169, FB, FRN, 4.621%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 3,387,113 3,404,896
g
2025-169, FC, FRN, 4.621%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 2,222,463 2,234,310
64,026,446
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $63,702,797) .......
64,026,446
Municipal Bonds 1.0%
Alabama 0.2%
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 2,165,000 2,123,735
California 0.1%
State of California , GO , 4.35% , 11/01/32 ..................
United States 1,850,000 1,803,928
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 1,325,000 1,358,764
Illinois 0.2%
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 690,000 701,030
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 1,535,000 1,524,689
2,225,719

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 0.1%
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 1,150,000 $ 1,193,283
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 765,000 748,667
1,941,950
South Carolina 0.2%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 2,750,000 2,803,432
Virginia 0.1%
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 1,360,000 1,229,944
Total Municipal Bonds (Cost $13,774,136) ....................................
13,487,472
Total Long Term Investments (Cost $1,235,432,050) ...........................
1,230,641,287
a
Short Term Investments 11.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 9.3%
b,j
Agree LP ,
144A, 4.12%, 8/06/26 ................................ United States 5,815,000 5,811,006
144A, 4.19%, 8/13/26 ................................ United States 2,430,000 2,426,332
8,237,338
b,j
Alimentation Couche-Tard, Inc. , 144A, 3.89% , 8/04/26 ........ Canada 3,355,000 3,353,551
b,j
AutoNation, Inc. , 144A, 4.1% , 8/03/26 .................... United States 13,280,000 13,275,468
b,j
AvalonBay Communities, Inc. ,
144A, 3.88%, 8/03/26 ................................ United States 1,615,000 1,614,478
144A, 3.93%, 8/07/26 ................................ United States 4,505,000 4,501,558
144A, 3.92%, 8/10/26 ................................ United States 2,514,000 2,511,262
8,627,298
b,j
Boston Scientific Corp. ,
144A, 3.91%, 8/06/26 ................................ United States 1,410,000 1,409,083
144A, 3.99%, 8/21/26 ................................ United States 2,620,000 2,613,922
4,023,005
b,j
Bunge Ltd. Finance Corp. ,
144A, 3.93%, 8/05/26 ................................ United States 2,385,000 2,383,700
144A, 3.96% , 8/10/26 ................................ United States 3,450,000 3,446,210
144A, 4.01%, 8/19/26 ................................ United States 3,320,000 3,312,996
9,142,906
b,j
Cabot Corp. , 144A, 3.88% , 8/03/26 ...................... United States 2,655,000 2,654,141
b,j
Enel Finance America LLC , 144A, 3.98% , 9/18/26 ........... Italy 2,960,000 2,944,056
b,j
Extra Space Storage LP ,
144A, 3.91%, 8/06/26 ................................ United States 2,990,000 2,988,055
144A, 3.94%, 8/11/26 ................................ United States 3,180,000 3,176,173
144A, 4%, 8/20/26 .................................. United States 2,555,000 2,549,333
8,713,561

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,j
HCA, Inc. ,
144A, 4.1%, 8/03/26 ................................. United States 6,900,000 $ 6,897,644
144A, 4.16%, 8/07/26 ................................ United States 2,420,000 2,418,043
9,315,687
b,j
Honeywell Aerospace, Inc. , 144A, 3.89% , 8/04/26 ........... United States 1,720,000 1,719,257
b,j
Huntington Ingalls Industries, Inc. , 144A, 4.1% , 8/03/26 ....... United States 4,385,000 4,383,502
b,j
Intercontinental Exchange, Inc. ,
144A, 3.97%, 8/05/26 ................................ United States 2,470,000 2,468,639
144A, 4.09%, 8/06/26 ................................ United States 3,950,000 3,947,309
144A, 4.06%, 8/10/26 ................................ United States 1,440,000 1,438,377
144A, 4.05%, 8/19/26 ................................ United States 3,295,000 3,287,975
11,142,300
b,j
Kenvue, Inc. , 144A, 3.68% , 8/28/26 ...................... United States 1,260,000 1,256,399
b,j
Mid-America Apartments LP ,
144A, 3.93%, 8/11/26 ................................ United States 1,600,000 1,598,081
144A, 3.93%, 8/12/26 ................................ United States 1,990,000 1,987,395
3,585,476
b,j
O'Reilly Automotive, Inc. ,
144A, 3.94%, 8/17/26 ................................ United States 2,400,000 2,395,539
144A, 3.95%, 8/19/26 ................................ United States 1,975,000 1,970,892
4,366,431
j
Penske Truck Leasing Co. LP ,
3.97%, 8/04/26 ..................................... United States 2,020,000 2,019,109
4.03%, 8/12/26 ..................................... United States 3,290,000 3,285,582
4.13%, 9/03/26 ..................................... United States 5,445,000 5,423,834
10,728,525
j
Realty Income Corp. , 3.88% , 8/03/26 .................... United States 4,540,000 4,538,531
j
Ryder System, Inc. , 3.91% , 8/07/26 ...................... United States 1,505,000 1,503,856
b,j
Simon Property Group LP , 144A, 3.94% , 8/13/26 ............ United States 1,305,000 1,303,144
b,j
Targa Resources Corp. , 144A, 3.85% , 8/03/26 ............. United States 6,590,000 6,587,885
b,j
UDR, Inc. ,
144A, 3.9%, 8/05/26 ................................. United States 2,775,000 2,773,498
144A, 3.94%, 8/13/26 ................................ United States 5,070,000 5,062,789
7,836,287
b,j
WEC Energy Group, Inc. , 144A, 3.93% , 8/10/26 ............ United States 1,240,000 1,238,648
Total Commercial Papers (Cost $ 130,492,726) ................................
130,477,252

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2026, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.4%
a,k
Putnam Short Term Investment Fund, Class P, 3.819% ....... United States 34,444,773 $ 34,444,773
Total Management Investment Companies (Cost $34,444,773) ..................
34,444,773
Total Short Term Investments (Cost $164,937,499 ) .............................
164,922,025
a
Total Investments (Cost $1,400,369,549) 99.0% ................................
$1,395,563,312
Other Assets, less Liabilities 1.0% ...........................................
13,317,226
Net Assets 100.0% .........................................................
$1,408,880,538
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $539,770,190, representing 38.3% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2026, the value of this security pledged amounted to $95,819, representing less than 0.1% of net assets.
f
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
The rate shown represents the yield at period end.
k
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Short 219 $ 45,028,453 9/30/26 $ 195,750
Total Futures Contracts ...................................................................... $195,750
*
As of period end.

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2026, the Fund had the following credit default swap contracts outstanding.
At July 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.7 . (5.00)% Monthly MLCO 1/17/47 315,000 $ 32,955 $ 54,646 $ (21,691)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 515,000 37,124 30,480 6,644
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.7 . 5.00% Monthly JPHQ 1/17/47 315,000 (32,955) (154,241) 121,286
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 514,000 (37,052) (30,971) (6,081)
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly MLCO 5/11/63 1,000 (72) (269) 197
Investment
Grade
Total OTC Swap Contracts .......................................... $— $(100,355) $100,355
Total Credit Default Swap Contracts .................................... $— $ (100,355) $100,355
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 752,317,000 $ (1,738,305) $ 1,773,108 $ (3,511,413)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 181,747,000 1,101,580 (1,047,304) 2,148,884
Total Interest Rate Swap Contracts ................................. $(636,725) $ 725,804 $(1,362,529)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 58.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, two of which are included in this report (Funds). The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2026, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $27,938,618 $4,757,147 $— $— $(21,998) $32,673,767 1,304,342 $857,370
Putnam Short Term Investment
Fund, Class P, 3.819% ...... 72,763,644 734,746,651 (807,414,537) — — 95,758 95,758 1,625,403
Total Affiliated Securities ... $100,702,262 $739,503,798 $(807,414,537) $— $(21,998) $32,769,525 $2,482,773
Putnam Short Duration Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $34,291,382 $— $— $— $(41,018) $34,250,364 1,367,280 $1,020,880
Putnam Short Term Investment
Fund, Class P, 3.819% ...... 53,870,652 651,963,241 (671,389,120) — — 34,444,773 34,444,773 1,404,918
Total Affiliated Securities ... $88,162,034 $651,963,241 $(671,389,120) $— $(41,018) $68,695,137 $2,425,798
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 32,673,767 $ — $ — $ 32,673,767
Corporate Bonds ........................ — 468,822,166 — 468,822,166
Foreign Government and Agency Securities .... — 3,011,955 — 3,011,955
U.S. Government and Agency Securities ....... — 582,542,684 — 582,542,684
Asset-Backed Securities ................... — 131,705,545 — 131,705,545
Commercial Mortgage-Backed Securities ...... — 92,395,623 — 92,395,623
Mortgage-Backed Securities ................ — 427,429,006 — 427,429,006
Residential Mortgage-Backed Securities ....... — 101,539,323 — 101,539,323
Agency Commercial Mortgage-Backed Securities — 44,538,410 — 44,538,410
Municipal Bonds ......................... — 14,328,900 — 14,328,900
Short Term Investments ................... 95,758 80,316,393 — 80,412,151
Total Investments in Securities ........... $32,769,525 $1,946,630,005 $— $1,979,399,530
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 47,412,355 $ — $ 47,412,355
Total Other Financial Instruments ......... $— $47,412,355 $— $47,412,355
Putnam Short Duration Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 34,250,364 — — 34,250,364
Corporate Bonds ........................ — 759,182,821 — 759,182,821
Foreign Government and Agency Securities .... — 3,995,012 — 3,995,012
U.S. Government and Agency Securities ....... — 70,475,132 — 70,475,132
Asset-Backed Securities ................... — 135,086,012 — 135,086,012
Commercial Mortgage-Backed Securities ...... — 60,779,895 — 60,779,895
Mortgage-Backed Securities ................ — 2,781,229 — 2,781,229
Residential Mortgage-Backed Securities ....... — 86,576,904 — 86,576,904
Agency Commercial Mortgage-Backed Securities — 64,026,446 — 64,026,446
Municipal Bonds ......................... — 13,487,472 — 13,487,472
Short Term Investments ................... 34,444,773 130,477,252 — 164,922,025
Total Investments in Securities ........... $68,695,137 $1,326,868,175 $— $1,395,563,312
Other Financial Instruments:
Futures Contracts ....................... $195,750 $— $— $195,750
Swap Contracts ......................... — 2,277,011 — 2,277,011
Total Other Financial Instruments ......... $195,750 $2,277,011 $— $2,472,761
– – – –
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $ — $ 3,539,185 $ — $ 3,539,185
Total Other Financial Instruments ......... $— $3,539,185 $— $3,539,185
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
Index
CMBX.NA
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.66%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.